AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 27, 2001

                                                File Nos. 33-76566 and 811-8416
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14
                                      AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 15

                        TOUCHSTONE VARIABLE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 361-7900
                                CYNTHIA SURPRISE
                         INVESTORS BANK & TRUST COMPANY
            200 CLARENDON STREET, LEG 13, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                             copies to:

   Mark Longenecker, Esq.                   Jill T. McGruder
   Karen McLaughlin, Esq.                   Touchstone Securities, Inc.
   Frost Brown Todd LLC                     221 East Fourth Street
   2200 PNC Center                          Cincinnati, Ohio 45202
   201 East Fifth Street
   Cincinnati, Ohio 45202-4812

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on __ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest
===============================================================================

TOUCHSTONE VARIABLE SERIES TRUST
                                                                      PROSPECTUS
                                                                     MAY 1, 2001



     o    TOUCHSTONE INTERNATIONAL EQUITY FUND

     o    TOUCHSTONE EMERGING GROWTH FUND

     o    TOUCHSTONE SMALL CAP VALUE FUND

     o    TOUCHSTONE GROWTH/VALUE FUND

     o    TOUCHSTONE EQUITY FUND

     o    TOUCHSTONE ENHANCED 30 FUND

     o    TOUCHSTONE VALUE PLUS FUND

     o    TOUCHSTONE GROWTH & INCOME FUND

     o    TOUCHSTONE BALANCED FUND

     o    TOUCHSTONE HIGH YIELD FUND

     o    TOUCHSTONE BOND FUND

     o    TOUCHSTONE STANDBY INCOME FUND

     o    TOUCHSTONE MONEY MARKET FUND


Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

NOTES

TABLE OF CONTENTS


                                                           PAGE

Information About The Funds................................   4

Touchstone International Equity Fund.......................   5

Touchstone Emerging Growth Fund............................   8

Touchstone Small Cap Value Fund............................  11

Touchstone Growth/Value Fund...............................  13

Touchstone Equity Fund.....................................  15

Touchstone Enhanced 30 Fund................................  16

Touchstone Value Plus Fund.................................  19

Touchstone Growth & Income Fund............................  22

Touchstone Balanced Fund...................................  25

Touchstone High Yield Fund.................................  28

Touchstone Bond Fund.......................................  31

Touchstone Standby Income Fund.............................  34

Touchstone Money Market Fund...............................  37

Investment Strategies And Risks............................  39

The Funds' Management......................................  48

Investing With Touchstone..................................  53

Distributions And Taxes....................................  55

Financial Highlights.......................................  56

For More Information.......................................  62

INFORMATION ABOUT THE FUNDS

TOUCHSTONE VARIABLE SERIES TRUST


Touchstone Variable Series Trust (TVST) is a group of mutual funds (each a "Fund", collectively, the "Funds"). Each Fund has a different investment goal and risk level.


Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts.

You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include the following Sub-Accounts that invest in the Funds of TVST:
Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund and Touchstone Money Market Fund.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

TOUCHSTONE INTERNATIONAL EQUITY FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone International Equity Fund seeks to increase the value of Fund shares over the long-term.

  ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least 3 countries outside the United States. The Fund focuses on companies located in Europe, Australia and the Far East. The Fund may invest in foreign companies of various sizes. The Fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.


The International Equity Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

The portfolio manager uses a growth-oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. In selecting investments for the Fund, the portfolio manager combines a top-down regional and country analysis with a bottom-up security selection. Key factors in determining regional allocations are earnings, interest rates, valuation and risk. In selecting individual stocks, the portfolio manager employs a "growth at a reasonable price" approach. The portfolio manager looks for companies it believes to have above average earnings growth prospects, but sell at a fair value.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:


     o    If the stock market as a whole goes down

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

     o If the stocks in the Fund's portfolio do not grow over the long term as expected


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.



THE FUND'S PERFORMANCE
The bar chart shown below indicates the risks of investing in the Touchstone International Equity Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.




TOUCHSTONE INTERNATIONAL EQUITY
FUND PERFORMANCE

YEARS    TOTAL RETURN

1995     5.45%

1996     11.47%

1997     14.76%

1998     20.21%

1999     36.47%

2000     (18.93)%


      During the periods shown in the bar chart, the highest quarterly return was 28.12% (for the quarter ended 12/31/99) and the lowest quarterly return was -13.95% (for the quarter ended 9/30/98).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The table below indicates the risks of investing in the Touchstone International Equity Fund. It shows how the Fund's average annual returns for the periods shown compared to the MSCI EAFE Index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                         Past 12     Past 5        Since
                                         Months       Years    Fund Started*

TOUCHSTONE INTERNATIONAL EQUITY FUND    -18.93%       11.20%       9.13%
--------------------------------------------------------------------------------

                     MSCI EAFE INDEX    -13.96%        7.42%       8.10%
--------------------------------------------------------------------------------

                                        * commenced operations November 21, 1994



7
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TOUCHSTONE EMERGING GROWTH FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

  ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the portfolio managers believe are undervalued, including companies with unrecognized asset values or undervalued growth and companies undergoing a turnaround. The Fund will invest in common stocks of small cap and mid cap companies.

The Fund may also invest in:

     o    Large cap stocks

     o    Securities of foreign companies (up to 20%)

     o American Depository Receipts (ADRs), American Depository Shares and other depository receipts (up to 20%)

     o    Securities of emerging market countries (up to 10%)

     o Securities designed to replicate an index, an industry or a sector of the economy

     o    Cash equivalents

     o    Securities of the technology sector

     o    Initial public offerings (IPOs)



THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If the companies in which the Fund invests do not grow as rapidly as expected

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors


     o Because the Fund may invest in IPOs which present the risk that the market value of IPO shares will fluctuate considerably due to such factors as absence of a prior public market, small number of shares available for trading, and lack of information about the issuer

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE
The bar chart which follows indicates the risks of investing in the Touchstone Emerging Growth Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE EMERGING GROWTH
FUND* PERFORMANCE


YEARS    TOTAL RETURN

1995     19.57%

1996     11.16%

1997     33.67%

1998     3.28%

1999     46.75%

2000     29.62%


    * On May 1, 2001, the Fund replaced one of its previous Sub-Advisors, David
      L. Babson & Company, Inc., with TCW Investment Management Company.

      During the periods shown in the bar chart, the highest quarterly return was 21.23% (for the quarter ended 12/31/98) and the lowest quarterly return was -19.41% (for the quarter ended 9/30/98).



The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The table below indicates the risks of investing in the Touchstone Emerging Growth Fund. It shows how the Fund's average annual returns for the periods shown compared to the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                    Past 12      Past 5          Since
                                    Months        Years      Fund Started*

TOUCHSTONE EMERGING GROWTH FUND     29.62%        23.90%        22.90%
--------------------------------------------------------------------------------

             RUSSELL 2000 INDEX     -3.03%        10.31%        11.49%
--------------------------------------------------------------------------------

                                        * commenced operations November 21, 1994

TOUCHSTONE SMALL CAP VALUE FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Small Cap Value Fund seeks long-term growth of capital.

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 75% of total assets) in common stocks of small to mid cap companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends. The Fund may invest up to 5% of its assets (at the time of purchase) in any 1 company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular industry will not be more than double the percentage of the industry in the Russell 2000 Index.

The Fund may also invest in:

     o    Cash equivalent investments (up to 25%)

     o    Short-term debt securities


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If the companies in which the Fund invests do not grow as rapidly as expected

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE
The bar chart which follows indicates the risks of investing in the Touchstone Small Cap Value Fund. It shows the performance of the Fund's shares in the 1 full calendar year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.




TOUCHSTONE SMALL CAP VALUE
FUND PERFORMANCE

YEAR     TOTAL RETURN

2000     (19.72)%


      During the period shown in the bar chart, the highest quarterly return was 19.68% (for the quarter ended 3/31/00) and the lowest quarterly return was -20.86% (for the quarter ended 12/31/00).



The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.

The table below indicates the risks of investing in the Touchstone Small Cap Value Fund. It shows how the Fund's average annual return for the period shown compared to the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                    Past 12         Since
                                    Months      Fund Started*

TOUCHSTONE SMALL CAP VALUE FUND       -19.72%        -3.24%
--------------------------------------------------------------------------------

             RUSSELL 2000 INDEX        -3.03%         1.62%
--------------------------------------------------------------------------------

                                           * commenced operations on May 1, 1999




12
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TOUCHSTONE GROWTH/VALUE FUND

  THE FUND'S INVESTMENT GOAL


The Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.


  ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in stocks of mid to large cap domestic growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector. The Growth/Value Fund may also invest up to 10% of its total assets in common stocks of small cap companies. The portfolio manager will invest in two basic categories of companies:


     o "Core" companies (approximately 67%) which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth

     o "Earnings/cash flow acceleration" companies (up to 34%) which are currently experiencing a dramatic increase in earnings and/or cash flow or are projected to do so in the next 18 to 36 months

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The portfolio manager expects to hold investments in the Fund for an average of 18 to 36 months. However, changes in the portfolio manager's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if one or more of the following occurs:

     o    a change in the fundamentals of a company or an industry

     o    excessive valuation

     o    better risk/reward opportunities may be found in other stocks

     o    excessive overweighting


THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If earnings and/or cash flow of the companies in the Fund's portfolio do not grow as expected

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair to high degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.


PERFORMANCE NOTE
As of the date of this prospectus, the Touchstone Growth/Value Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, no performance information is presented for this Fund.




14

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TOUCHSTONE EQUITY FUND

  THE FUND'S INVESTMENT GOAL


The Touchstone Equity Fund seeks long-term growth of capital.


  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in a diversified portfolio of common stocks which are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

The portfolio manager uses a database of stocks from which to choose companies and then performs a detailed fundamental analysis on the companies, which pass the initial screening. The intent of this analysis is to:

     o    Identify superior growth attributes relative to the general market

     o Identify high quality large cap companies with superior financial condition

     o    Acquire a detailed understanding of a company's earnings power

     o    Position the portfolio for a superior risk/reward ratio


THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the detailed fundamental analysis of companies in the stock screening process is not accurate

     o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are a moderate or risk tolerant person. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be appropriate for you if you are comfortable with a moderate level of risk.


PERFORMANCE NOTE
As of the date of this prospectus, the Touchstone Equity Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, no performance information is presented for this Fund.

TOUCHSTONE ENHANCED 30 FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average (DJIA).

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DIJA that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced portion of the portfolio. The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:


     o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($10 billion minimum) requirements.

     o A model is applied to select stocks that the portfolio manager believes are priced at a discount to true value. This model reduces the stock choices to about 300 companies.

     o The portfolio manager then searches for those companies which have excellent earnings potential.


Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the DJIA or the other securities in the portfolio. The portfolio manager's selection process is expected to cause the Fund's portfolio to have the following characteristics:

     o    Attractive valuation

     o    Above-average earnings and dividend growth

     o    Above-average market capitalization ratio

     o    Dominant industry position

     o    Seasoned management

     o    Above-average quality


Unlike the DJIA, the Touchstone Enhanced 30 Fund is not price-weighted.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:


     o    If the stock market as a whole goes down

     o    If the stock selection model falters in its stock screening process

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o If the stocks in the Fund's portfolio are not as undervalued as expected



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

PERFORMANCE NOTE
The bar chart which follows indicates the risks of investing in the Touchstone Enhanced 30 Fund. It shows the performance of the Fund's shares in the 1 full calendar year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE ENHANCED 30
FUND PERFORMANCE

YEAR     TOTAL RETURN

2000     (2.95)%


      During the period shown in the bar chart, the highest quarterly return was 0.49% (for the quarter ended 9/30/00) and the lowest quarterly return was -2.47% (for the quarter ended 6/30/00).



The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.

The table below indicates the risks of investing in the Touchstone Enhanced 30 Fund. It shows how the Fund's average annual return for the period shown compared to the DJIA . The DJIA is a measurement of general market price movement for 30 widely held stocks.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                Past 12         Since
                                Months      Fund Started*

TOUCHSTONE ENHANCED 30 FUND        -2.95%         1.70%
--------------------------------------------------------------------------------

                       DJIA        -4.82%         1.60%
--------------------------------------------------------------------------------

                                           * commenced operations on May 1, 1999

TOUCHSTONE VALUE PLUS FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Value Plus Fund seeks to increase the value of Fund shares over the long-term.

  ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. At least 70% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies. The Fund may invest in:


     o    Preferred stocks

     o    Investment grade debt securities

     o    Convertible securities

     o    Securities of the technology sector


  In addition, the Fund may invest up to 10% in:

     o    Cash equivalent investments

     o    Short-term debt securities


THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     o    If the stocks in the Fund's portfolio are not undervalued as expected

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline


     o Because the price of mid cap stocks may fluctuate more than the price of large cap stocks

     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
The bar chart which follows gives some indication of the risks of an investment in the Touchstone Value Plus Fund. It shows changes in the Fund's performance from year to year since the Fund started. The Fund's past performance does not necessarily indicate how it will perform in the future.



TOUCHSTONE VALUE PLUS
FUND PERFORMANCE

YEARS    TOTAL RETURN

1999     15.02%

2000     2.64%


      During the periods shown in the bar chart, the highest quarterly return was 13.79% (for the quarter ended 12/31/99) and the lowest quarterly return was -9.02% (for the quarter ended 9/30/99).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all the periods.


The table below indicates the risks of investing in the Touchstone Value Plus Fund. It shows how the Fund's average annual returns for the periods shown compared to those of the Standard & Poor's Composite Index of 500 Stocks and the S&P/Barra Value Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index comprised of stocks of the S&P 500 with high book-to-price ratios relative to the S&P 500 as a whole. Each company of the S&P 500 is assigned to either the Value or Growth index so that the sum of the indices reflects the total S&P 500.

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                              Past 12         Since
                              Months      Fund Started*

TOUCHSTONE VALUE PLUS FUND        2.64%         7.25%
--------------------------------------------------------------------------------

             S&P 500 INDEX       -9.10%         8.05%
--------------------------------------------------------------------------------

     S&P/BARRA VALUE INDEX        6.08%         7.57%
--------------------------------------------------------------------------------

                                           * commenced operations on May 1, 1998

TOUCHSTONE GROWTH & INCOME FUND


  THE FUND'S INVESTMENT GOAL

The Touchstone Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund generally invests (at least 50% of total assets) in dividend paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities which do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. Although the yield of the Fund's portfolio usually will be greater than the yield of the S&P 500 Index and similar to the yield of a value-oriented benchmark like the Russell 1000 Value Index, not every stock in the Fund will have a premium yield.

The Fund invests in stocks with lower valuations than the broad market that, in the portfolio manager's view, have improving fundamentals. The portfolio manager uses a 3-factor screen combining relative yield, price/earnings and price/cash flow ratios to identify attractive investment ideas among the largest 1000 U.S. companies and the largest 100 American Depository Receipts/American Depository Shares (ADRs/ADSs). This investment process enables the portfolio manager to evaluate value-oriented companies and cheap cyclical growth companies that pay little or no dividends.

The Fund may also invest up to 20% of its total assets in debt securities -- and within this 20% limitation, the Fund may invest the full 20% in investment grade non-convertible debt securities, the full 20% in convertible debt securities rated as low as the highest level of non-investment grade or up to 5% in non-convertible non-investment grade debt securities.

The Fund may also invest in:

     o    Securities of foreign companies including ADRs and ADSs (up to 20%)

     o    Real estate investment trusts (REITs) (up to 10%)


THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If any of the stocks in the Fund's portfolio do not increase in value as expected

     o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because investments in REITs are more sensitive to changes in interest rates and other factors that affect real estate values

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it.

THE FUND'S PERFORMANCE
The bar chart which follows gives some indication of the risks of an investment in the Touchstone Growth & Income Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.




TOUCHSTONE GROWTH & INCOME
FUND PERFORMANCE

YEARS    TOTAL RETURN

1999     2..39%

2000     12.16%


      During the periods shown in the bar chart, the highest quarterly return was 10.92% (for the quarter ended 6/30/99) and the lowest quarterly return was -11.72% (for the quarter ended 9/30/99).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The table below indicates the risks of investing in the Touchstone Growth & Income Fund. It shows how the Fund's average annual returns for the periods shown compared to the S&P 500 Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                    Past 12         Since
                                    Months      Fund Started*

 TOUCHSTONE GROWTH & INCOME FUND       12.16%         7.15%
--------------------------------------------------------------------------------

                   S&P 500 INDEX       -9.10%         4.90%
--------------------------------------------------------------------------------

                                       * commenced operations on January 1, 1999

TOUCHSTONE BALANCED FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Balanced Fund seeks to achieve both an increase in share price and current income.

  ITS PRINCIPAL INVESTMENT STRATEGIES

Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25% of total assets). The debt securities will be rated investment grade or at the 2 highest levels of non-investment grade.

The Fund may also invest in:

     o    Warrants

     o    Preferred stocks

     o    Convertible securities



The Fund may also invest up to 1/3 of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.

In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down

     o If the stocks in the Fund's portfolio do not increase in value as expected

     o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk.

THE FUND'S PERFORMANCE
The following bar chart indicates the risks of investing in the Touchstone Balanced Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.




TOUCHSTONE BALANCED
FUND PERFORMANCE


YEARS    TOTAL RETURN

1995     24.56%

1996     16.78%

1997     18.61%

1998     5.44%

1999     9.62%

2000     12.71%


      During the periods shown in the bar chart, the highest quarterly return was 10.08% (for the quarter ended 6/30/97) and the lowest quarterly return was -9.15% (for the quarter ended 9/30/98).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table below indicates the risks of investing in the Touchstone Balanced Fund. It shows how the Fund's average annual returns for the periods shown compared to those of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and a blended index made up of 60% S&P 500 and 40% LB Aggregate Bond. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.



AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                         Past 12    Past 5   Since Fund
                                         Months      Years    Started*

            TOUCHSTONE BALANCED FUND     12.71%     12.51%     14.48%
--------------------------------------------------------------------------------

                       S&P 500 INDEX     -9.10%     18.33%     21.31%
--------------------------------------------------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX     11.63%      6.46%      8.37%
--------------------------------------------------------------------------------

 BLEND-- 60% S&P500, 40% LBAGGREGATE     -0.99%     13.76%     16.26%
--------------------------------------------------------------------------------

                                     * commenced operations on November 21, 1994

TOUCHSTONE HIGH YIELD FUND



  THE FUND'S INVESTMENT GOAL

The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration in achieving its goal.

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.

The Fund's investments may include:

     o Securities of foreign companies (up to 15%), but only up to 5% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

     o    Debt securities of issuers in emerging market countries (up to 10%)

     o Mortgage-related securities and other types of loans and loan participations


     o    U.S. Government securities and securities of foreign governments



THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the U.S. enters into a lengthy economic downturn or recession

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal


     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities


     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because securities of issuers in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

     o Because currency futures and options may reduce the potential gain from an investment or intensify a loss

     o Because loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default

     o    If the stock market as a whole goes down

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE
The bar chart which follows indicates the risks of investing in the Touchstone High Yield Fund. It shows the performance of the Fund's shares in the 1 full calendar year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.





TOUCHSTONE HIGH YIELD
FUND PERFORMANCE

YEAR     TOTAL RETURN

2000     (0.68)%


      During the period shown in the bar chart, the highest quarterly return was 3.91% (for the quarter ended 6/30/00) and the lowest quarterly return was -4.88% (for the quarter ended 3/31/00).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figure for the period.

The table below indicates the risks of investing in the Touchstone High Yield Fund. It shows how the Fund's average annual return for the period shown compared to the Merrill Lynch High Yield Bond Index. The Merrill Lynch High Yield Bond Index is comprised of domestic and Yankee high yield bonds with a minimum outstanding amount of $100 million and average maturity of approximately 1 year.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                       Past 12         Since
                                       Months      Fund Started*

         TOUCHSTONE HIGH YIELD FUND       -0.68%        -5.32%
--------------------------------------------------------------------------------

MERRILL LYNCH HIGH YIELD BOND INDEX       -3.54%        -2.76%
--------------------------------------------------------------------------------

                                           * commenced operations on May 1, 1999

TOUCHSTONE BOND FUND



  THE FUND'S INVESTMENT GOAL

The Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund expects to have an average maturity between 5 and 15 years.

The Fund invests in:

     o    Mortgage-related securities (up to 60%)

     o    Asset-backed securities

     o    Preferred stocks

     o    U.S. Government securities

     o    Corporate debt securities

The Fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock which are rated as low as B (up to 35%).

In addition, the Fund may invest in:

     o    Debt securities denominated in foreign currencies (20% or less)


THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline


     o If the issuer of a security is unable to make timely payments of principal or interest when due


     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     o Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you prefer to take a relatively moderate risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a high level of current income.


THE FUND'S PERFORMANCE
The bar chart which follows gives some indication of the risks of an investment in the Touchstone Bond Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.




TOUCHSTONE BOND
FUND PERFORMANCE

YEARS    TOTAL RETURN

1999     (1.28)%

2000     9.20%


      During the periods shown in the bar chart, the highest quarterly return was 3.70% (for the quarter ended 12/31/00) and the lowest quarterly return was -0.89% (for the quarter ended 6/30/99).



The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The table below indicates the risks of investing in the Touchstone Bond Fund. It shows how the Fund's average annual returns for the periods shown compared to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                         Past 12         Since
                                         Months      Fund Started*

                 TOUCHSTONE BOND FUND        9.20%         3.82%
--------------------------------------------------------------------------------

 LEHMAN BROTHERS AGGREGATE BOND INDEX       11.63%         5.22%
--------------------------------------------------------------------------------

                                       * commenced operations on January 1, 1999

TOUCHSTONE STANDBY INCOME FUND

  THE FUND'S INVESTMENT GOAL

The Touchstone Standby Income Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of the investment made by a separate account. The Fund does not try to keep a constant $1.00 per share net asset value.

  ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than 1 year.

The Fund's investments may include:

     o    Short-term government securities

     o    Mortgage-related securities

     o    Asset-backed securities

     o    Repurchase agreements


The Fund may invest up to 50% of total assets in:

     o Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds)

     o    Eurodollar certificates of deposit


In addition, the Fund may invest in:

     o    Debt securities denominated in foreign currencies (up to 20%)

     o Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities to decline

     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.

WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Standby Income Fund. It shows changes in the Fund's performance from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.



TOUCHSTONE STANDBY INCOME
FUND PERFORMANCE

YEARS    TOTAL RETURN

1995     5.90%

1996     5.18%

1997     5.41%

1998     5.71%

1999     4.86%

2000     6.31%


      During the periods shown in the bar chart, the highest quarterly return was 2.03% (for the quarter ended 12/31/00) and the lowest quarterly return was 1.05% (for the quarter ended 4/30/98).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The table below indicates the risks of investing in the Touchstone Standby Income Fund. It shows how the Fund's average annual returns for the periods shown compared to the Merrill Lynch 91-Day Treasury Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days.




AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED DECEMBER 31, 2000


                                       Past 12   Past 5   Since Fund
                                       Months     Years    Started*

     TOUCHSTONE STANDBY INCOME FUND     6.31%     5.49%      5.55%
--------------------------------------------------------------------------------

MERRILL LYNCH 91-DAY TREASURY INDEX     6.18%     5.37%      5.49%
--------------------------------------------------------------------------------

                                       * commenced operations on October 3, 1994

TOUCHSTONE MONEY MARKET FUND


  THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

  ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in high-quality money market instruments:


The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits

     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government

     o    Short-term corporate debt obligations

     o    Taxable and tax-exempt municipal securities

     o    Variable and floating rate securities

     o    Repurchase agreements


  To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency

     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards

     o The Fund will only invest in securities that mature in 13 months or less

     o The dollar-weighted average maturity of its portfolio will be 90 days or less



THE KEY RISKS
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease

     o Decreases if issuers are unable to make timely payments of interest or principal

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST
This Fund is most appropriate for you if you seek a relatively low risk short-term investment and if safety of your investment is of key importance. Additionally, this Fund is appropriate if you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

PERFORMANCE NOTE
As of the date of this prospectus, the Touchstone Money Market Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, no performance information is presented for this Fund.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.


DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
The Touchstone International Equity Fund, Touchstone Bond Fund and Touchstone Small Cap Value Fund may engage in active trading to achieve their investment goals. Frequent trading increases transaction costs, which would lower the Fund's performance.


CAN A FUND CHANGE ITS INVESTMENT GOAL?
Each Fund may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

THE FUNDS AT A GLANCE
The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN? The following table shows the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail on the following page.



                                            TOUCHSTONE   TOUCHSTONE  TOUCHSTONE TOUCHSTONE
                                           INTERNATIONAL  EMERGING    SMALL CAP   GROWTH/   TOUCHSTONE   TOUCHSTONE
                                               EQUITY      GROWTH       VALUE      VALUE      EQUITY    ENHANCED 30
                                                FUND        FUND         FUND       FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Financial Instruments
------------------------------------------------------------------------------------------------------------------------------------
   Invests in U.S. stocks                                     o           o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign stocks                      o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in investment
     grade debt securities                        o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in non-investment
     grade debt securities                        o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign debt securities             o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in cash equivalents                                            o
------------------------------------------------------------------------------------------------------------------------------------
Investment Techniques
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of small cap companies               o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of mid cap companies                 o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of large cap companies               o                      o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes undervalued stocks                              o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in emerging markets countries          o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes short term debt securities                                  o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in technology securities                           o           o          o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in IPOs                                            o
------------------------------------------------------------------------------------------------------------------------------------


                                                          TOUCHSTONE              TOUCHSTONE             TOUCHSTONE  TOUCHSTONE
                                               TOUCHSTONE   GROWTH    TOUCHSTONE     HIGH    TOUCHSTONE    STANDBY      MONEY
                                               VALUE PLUS  & INCOME    BALANCED      YIELD      BOND       INCOME      MARKET
                                                  FUND       FUND        FUND        FUND       FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Financial Instruments
------------------------------------------------------------------------------------------------------------------------------------
   Invests in money market instruments                                                           o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in short-term debt securities                                              o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in U.S. stocks                         o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in Intermediate debt securities                                            o          o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign stocks                                  o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in investment
     grade debt securities                        o           o           o           o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in non-investment
     grade debt securities                                    o           o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign debt securities                         o           o           o          o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign companies                                                       o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in asset-backed securities                                                            o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in mortgage-related securities                                             o          o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in real estate
     investment trusts (REITs)                                o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in corporate debt securities                                               o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in municipal securities                                                               o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in government securities                                                   o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in variable and floating
     rate securities                                                                                                     o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in repurchase agreements                                                   o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
Investment Techniques
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities
     of small cap companies
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities
     of mid cap companies                         o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities
     of large cap companies                       o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes undervalued stocks                  o           o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes dividend-paying
     common stocks                                            o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in technology securities               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in emerging market countries                       o           o           o
------------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations

     o    Short-term government securities

     o    Short-term corporate debt securities

     o    Short-term municipal securities

     o    Variable and floating rate securities



BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time


U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority

     o    U.S. Treasuries issued without interest coupons (STRIPS)

     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation


Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).


FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

FOREIGN COMPANIES. A foreign company is a company that meets one or more of the following criteria:

     o    It is organized under the laws of a foreign country

     o    It maintains its principal place of business in a foreign country


     o The principal trading market for its securities is located in a foreign country


     o It derives at least 50% of its revenues or profits from operations in foreign countries

     o    It has at least 50% of its assets located in foreign countries



Some portfolio managers may define the parameters for a foreign company differently.


AMERICAN DEPOSITARY RECEIPTS (ADRS)/AMERICAN DEPOSITORY SHARES (ADSS). ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Corporation (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:

     o    The Government National Mortgage Association (GNMA)

     o    The Federal National Mortgage Association (FNMA)

     o    The Federal Home Loan Mortgage Corporation (FHLMC)

     o    Commercial banks

     o    Savings and loan institutions

     o    Mortgage bankers

     o    Private mortgage insurance companies


Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduites (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgagees secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

"LARGE CAP", "MID CAP" AND "SMALL CAP" COMPANIES. Generally companies are categorized as follows:

     o A large cap company has a market capitalization of more than $10 billion

     o A mid cap company has a market capitalization between $2 billion and $10 billion

     o A small cap company has a market capitalization of less than $2 billion


Some portfolio managers may define the parameters for a category differently.


EMERGING GROWTH COMPANIES. Emerging Growth companies include:

     o Companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates

     o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth

     o    Companies undergoing a turnaround


EMERGING MARKET COUNTRIES. Emerging Market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

     o    It is organized under the laws of an emerging market country

     o It maintains its principal place of business in an emerging market country

     o It derives at least 50% of its revenues or profits from operations within emerging market countries

     o    It has at least 50% of its assets located in emerging market countries

     o The principal trading market for its securities is located in an emerging market country


Some portfolio managers may define the parameters for an emerging market country differently.


UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

     o    Price relative to earnings

     o    Price relative to cash flow

     o    Price relative to financial strength



REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the risks to which each Fund is subject. Each risk is described in detail below:




                                            TOUCHSTONE   TOUCHSTONE  TOUCHSTONE TOUCHSTONE
                                           INTERNATIONAL  EMERGING    SMALL CAP   GROWTH/   TOUCHSTONE   TOUCHSTONE
                                               EQUITY      GROWTH       VALUE      VALUE      EQUITY    ENHANCED 30
                                                FUND        FUND         FUND       FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Market Risk                                       o           o           o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Companies                                        o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Companies                                          o           o          o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Growth Companies                                  o
------------------------------------------------------------------------------------------------------------------------------------
   Technology Securities                                      o                      o           o
------------------------------------------------------------------------------------------------------------------------------------
   IPO risk                                                   o
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investment Trusts
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities                                o
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                       o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade Securities                o
------------------------------------------------------------------------------------------------------------------------------------
Foreign Investing Risk                            o           o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Countries                      o
------------------------------------------------------------------------------------------------------------------------------------
   Political Risk                                 o
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                                             o
------------------------------------------------------------------------------------------------------------------------------------


                                                          TOUCHSTONE              TOUCHSTONE             TOUCHSTONE  TOUCHSTONE
                                               TOUCHSTONE   GROWTH    TOUCHSTONE     HIGH    TOUCHSTONE    STANDBY      MONEY
                                               VALUE PLUS  & INCOME    BALANCED      YIELD      BOND       INCOME      MARKET
                                                  FUND       FUND        FUND        FUND       FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Market Risk                                       o          o           o
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Companies
------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Companies                              o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
   Technology Securities                          o          o
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investment Trusts                  o
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                o          o           o           o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities                                                       o          o           o
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                       o          o           o           o          o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade Securities                           o           o           o          o
------------------------------------------------------------------------------------------------------------------------------------
Foreign Investing Risk                                       o           o           o          o           o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Countries                                 o           o           o
------------------------------------------------------------------------------------------------------------------------------------
   Political Risk                                                                    o
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk
------------------------------------------------------------------------------------------------------------------------------------




RISKS OF INVESTING IN THE FUNDS

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

     o Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     o Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.


     o Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.


     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.

     o Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.



INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.



CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.



FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Markets Countries. Investments in a country that is still relatively under-developed involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.


OTHER INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depositary Receipts ("SPDRs") and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

THE FUNDS' MANAGEMENT


INVESTMENT ADVISOR
Touchstone Advisors, Inc., (the Advisor or Touchstone Advisors) located at 221 East Fourth Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.


Touchstone Advisors has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of December 31, 2000, Touchstone Advisors had $1.6 billion in assets under management.


Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over five years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service



Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with Fund Sub-Advisors.

Touchstone Advisors discusses its expectations for performance with each Fund Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.


In the future, the Trust may apply to the SEC for an exemptive order which, if granted, would permit Touchstone Advisors to change the terms of its sub-advisory agreements without obtaining shareholder approval with respect to each of the Funds except the Touchstone Growth/Value Fund, the Touchstone Equity Fund, and the Touchstone Money Market Fund. Touchstone Advisors may change the terms of its sub-advisory agreements with respect to the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund without obtaining shareholder approval. Shareholders of those Funds will, however, be notified of any changes.


Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee, Touchstone Advisors pays each Fund Sub-Advisor a fee for its services.

The fee paid to Touchstone by each Fund is shown in the table below:



                                            Fee to Touchstone
                                            (as % of average
                                            daily net assets)

 TOUCHSTONE INTERNATIONAL EQUITY FUND             0.95%
----------------------------------------------------------------
     TOUCHSTONE EMERGING GROWTH FUND*             0.80%
----------------------------------------------------------------
      TOUCHSTONE SMALL CAP VALUE FUND             0.80%
----------------------------------------------------------------
         TOUCHSTONE GROWTH/VALUE FUND             1.00%
----------------------------------------------------------------
               TOUCHSTONE EQUITY FUND             0.75%
----------------------------------------------------------------
          TOUCHSTONE ENHANCED 30 FUND             0.65%
----------------------------------------------------------------
           TOUCHSTONE VALUE PLUS FUND             0.75%
----------------------------------------------------------------
      TOUCHSTONE GROWTH & INCOME FUND             0.80%+
----------------------------------------------------------------
             TOUCHSTONE BALANCED FUND             0.80%
----------------------------------------------------------------
           TOUCHSTONE HIGH YIELD FUND             0.60%
----------------------------------------------------------------
                 TOUCHSTONE BOND FUND             0.55%
----------------------------------------------------------------
       TOUCHSTONE STANDBY INCOME FUND             0.25%
----------------------------------------------------------------
         TOUCHSTONE MONEY MARKET FUND             0.50%
----------------------------------------------------------------


* Prior to May 1, 2001 the Fund was managed by David L. Babson & Company, Inc. and Westfield Capital Management Company, Inc.

+ on the first $150 million; 0.75% thereafter.





FUND SUB-ADVISORS
The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.



FUND SUB-ADVISOR TO THE TOUCHSTONE INTERNATIONAL EQUITY FUND


CREDIT SUISSE ASSET MANAGEMENT, LLC (CREDIT SUISSE)
466 Lexington Avenue, New York, NY 10017

Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients and is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group. As of December 31, 2000, Credit Suisse Asset Management had assets under management of approximately $228 billion. Credit Suisse has been managing the Touchstone International Equity Fund since the Fund's inception.

The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of Richard Watt, Steven D. Bleiberg, Alan Zlater, Emily Alejos and Robert B. Hrabchak.

FUND SUB-ADVISORS TO THE TOUCHSTONE EMERGING GROWTH FUND


TCW INVESTMENT MANAGEMENT COMPANY (TCW)
865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

TCW is wholly-owned by its parent holding company, the TCW Group, Inc. TCW has been registered as an investment advisor under the Advisers Act since 1987. TCW provides investment advisory services to individual and institutional clients. As of December 31, 2000, the TCW Group, Inc. had assets under management of approximately $78.7 billion. TCW has been managing the Emerging Growth Fund since May 2001.

Nicholas F. Gallucio and Susan I. Schottenfeld have primary responsibility for the day-to-day management of the Fund's assets allocated to TCW. Mr. Gallucio is a Managing Director of TCW and has been with the firm since 1982. Ms. Schottenfeld is a Managing Director of TCW and has been with the firm since 1985.



WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. (WESTFIELD)
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 2000, Westfield had assets under management of $2.6 billion. Westfield has been managing the Touchstone Emerging Growth Fund since the Fund's inception.

William A. Muggia has managed the portion of the Touchstone Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.



FUND SUB-ADVISOR TO TOUCHSTONE SMALL CAP VALUE FUND
AND TOUCHSTONE ENHANCED 30 FUND

TODD INVESTMENT ADVISORS, INC. (TODD)
101 South Fifth St.  Suite 3160  Louisville, KY  40202

Todd has been registered as an investment advisor under the Advisers Act since 1967. Todd provides investment advisory services to individual and institutional clients. As of December 31, 2000, Todd had assets under management of $3.3 billion. Todd has been managing the Touchstone Small Cap Value Fund and the Touchstone Enhanced 30 Fund since each Fund's inception.

Curtiss M. Scott, Jr., CFA, has primary responsibility for the day-to-day management of each of the Funds. Mr. Scott joined Todd in 1996. He currently manages both small cap and large cap products for Todd. He has 17 years of experience as a small cap portfolio manager and 22 years of industry experience. With regard to the Enhanced 30 Fund, Mr. Scott is supported by Robert P. Bordogna, President and Chief Executive Officer, and Bosworth M. Todd, founder and Chairman. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Todd as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

FUND SUB-ADVISOR TO THE TOUCHSTONE GROWTH/VALUE FUND


MASTRAPASQUA & ASSOCIATES, INC. (MASTRAPASQUA)
814 Church Street, Nashville, Tennessee 37203

Mastrapasqua has been registered as an investment advisor under the Advisers Act since 1993. Mastrapasqua provides investment advisory services to individual and institutional clients. As of December 31, 2000, Mastrapasqua had assets under management of approximately $2.5 billion.

Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and Thomas A. Trantum, CFA, President of Mastrapasqua, are primarily responsible for the day-to-day management of the Funds. Prior to founding Mastrapasqua in 1993, Mr. Mastrapasqua was Director of Research and Chief Investment Strategist and a partner at J.C. Bradford & Co. Mr. Trantum was a Senior Analyst and a partner at J.C. Bradford & Co. until 1993.



FUND SUB-ADVISOR TO THE TOUCHSTONE GROWTH & INCOME FUND

ZURICH SCUDDER INVESTMENTS, INC. (ZURICH SCUDDER)
345 Park Avenue, New York, NY 10154

Zurich Scudder and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1919. As of December 31, 2000, Zurich Scudder and its associates had assets under management of $370 billion globally. Zurich Scudder has been managing the Growth & Income Fund since the Fund commenced operations.

Lori Ensinger, Lead Portfolio Manager, has managed the Fund since the Fund commenced operations. She has been a portfolio manager since 1983 and joined Zurich Scudder in 1993. Diane Sobin is also a portfolio manager on the Zurich Scudder Institutional Growth & Income product. She has been a portfolio manager since 1986 and joined Zurich Scudder in 2000.



FUND SUB-ADVISOR TO THE TOUCHSTONE BALANCED FUND

OPCAP ADVISORS (OPCAP)
Oppenheimer Tower, 1345 Avenue of the Americas, New York, NY 10105

OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of December 31, 2000, Oppenheimer Capital and its subsidiaries had assets under management of $38.8 billion. OpCap has been managing the Touchstone Balanced Fund since May of 1997.

Louis Goldstein has managed the equity portion of the Touchstone Balanced Fund since April of 1999. Matthew Greenwald has managed the fixed-income portion of the Balanced Fund since 1997. Mr. Goldstein joined Oppenheimer Capital in 1991. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Senior Vice President.

FUND SUB-ADVISOR TO THE TOUCHSTONE EQUITY FUND, TOUCHSTONE VALUE PLUS FUND, TOUCHSTONE HIGH YIELD FUND, TOUCHSTONE BOND FUND, TOUCHSTONE STANDBY INCOME FUND AND TOUCHSTONE MONEY MARKET FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202


Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2000, Fort Washington had assets under management of $38.8 billion. Fort Washington has been managing the Touchstone High Yield Fund, the Touchstone Value Plus Fund, the Touchstone Bond Fund, the Touchstone Equity Fund, the Touchstone Standby Income Fund and the Touchstone Money Market Fund since each Fund's inception.

TOUCHSTONE EQUITY FUND: Charles E. Stutenroth IV, CFA, and Charles A. Ulbricht, CFA, are primarily responsible for managing the Equity Fund and have been managing the Fund since the Fund's inception. Mr. Stutenroth has served as Vice President of Fort Washington since 1999. From 1996 until 1999, he was Senior Vice President of Bank of America Investment Management, prior to which he was Vice President of National City Investment Management & Trust. Mr. Ulbricht has served as a Senior Research Manager of Fort Washington since 1995.

TOUCHSTONE VALUE PLUS FUND: John C. Holden, CFA, has managed the Value Plus Fund since May 1998. Mr. Holden joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

TOUCHSTONE HIGH YIELD FUND: Brendan M. White, CFA, joined Fort Washington Investment Advisors in 1993. He currently manages $750 million dollars in high yield assets. His expertise in the fixed income area includes high yield, investment grade and mortgage-backed securities. Mr. White has more than 10 years of fixed income management experience and was with Ohio Casualty prior to joining Fort Washington.

TOUCHSTONE BOND FUND: Roger Lanham, CFA, has managed the Bond Fund since October 1994. Mr. Lanham has been with Fort Washington since 1980.

TOUCHSTONE STANDBY INCOME FUND: Scott Weston has managed the Standby Income Fund since April of 2001. He joined Fort Washington's fixed income management team in October of 1999 when Fort Washington acquired Countrywide Investments. Prior to 1999, Mr. Weston was a portfolio manager with Countrywide Investments since June of 1994.

TOUCHSTONE MONEY MARKET FUND: John J. Goetz, CFA is primarily responsible for managing the portfolio. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. He was employed by the Trust's previous investment adviser from 1981 until April 2000.


Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS
Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to choose the Funds.

PURCHASING SHARES
You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.


     o Investor Alert: Touchstone reserves the right to refuse any purchase order.



SELLING SHARES
To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.


PRICING OF FUND SHARES
Each Fund's share price (except the Money Market Fund), also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV of the Money Market Fund is determined twice daily (normally 12:30 p.m. and 4:00 p.m. Eastern time) every day the NYSE is open.

Each Fund (except the Money Market Fund) calculates the NAV per share, generally using market prices, by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after a purchase or sale order is received in proper form by Touchstone. Each Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:


     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.


     o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when the separate accounts will not be able to buy or sell shares.




The NAV of the Money Market Fund is determined twice daily (normally 12:30 p.m. and 4:00 p.m. Eastern time) every day the NYSE is open. The Money Market Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Money Market Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Fund to maintain a stable net asset value per share. However, there is no assurance that the Money Market Fund will be able to do so.

DISTRIBUTIONS AND TAXES


DIVIDENDS AND OTHER DISTRIBUTIONS
Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Touchstone Fund, other than the Touchstone Standby Income Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund, will declare and pay dividends annually. The Touchstone Equity Fund will declare and pay dividends quarterly. The Touchstone Standby Income Fund and the Touchstone Money Market Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.



TAX INFORMATION
Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected.

Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

[SIDEBAR TEXT]
ooo You should consult with your tax advisor to address your own tax situation.

FINANCIAL HIGHLIGHTS



These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2000 and 1999 have been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors. Because the Touchstone Equity Fund, the Touchstone Growth/Value Fund and the Touchstone Money Market Fund had not commenced operations as of the date of this prospectus, no financial highlights are available.





  TOUCHSTONE INTERNATIONAL EQUITY FUND

  PERIOD ENDED                                        12/31/96      12/31/97     12/31/98     12/31/99     12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                  $10.00      $ 11.07      $ 12.01      $ 13.96      $ 17.54
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                            0.06         0.07         0.06         0.06         0.02
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         1.08         1.56         2.37         5.00        (3.39)
====================================================================================================================================
  Total from Investment Operations                        1.14         1.63         2.43         5.06        (3.37)
====================================================================================================================================
  LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                  (0.07)       (0.05)       (0.10)       (0.07)       (0.12)
====================================================================================================================================
  Realized Capital Gains                                    --        (0.64)       (0.38)       (1.41)       (3.30)
====================================================================================================================================
  Return of Capital                                         --           --           --           --           --
====================================================================================================================================
  Total Dividends and Distributions                      (0.07)       (0.69)       (0.48)       (1.48)       (3.42)
====================================================================================================================================
  Net Asset Value, End of Period                        $11.07      $ 12.01      $ 13.96      $ 17.54      $ 10.75
====================================================================================================================================
  Total Return (b)                                       11.47%       14.76%       20.21%       36.47%      (18.93)%
====================================================================================================================================
  RATIOS AND SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                     $8,758      $19,703      $33,813      $40,663      $32,786
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                           1.25%        1.25%        1.25%        1.25%        1.25%
====================================================================================================================================
   Net Investment Income (Loss)                           0.86%        0.71%        0.49%        0.37%       (0.02)%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement             3.03%        3.19%        1.95%        1.84%        1.74%
====================================================================================================================================
  Portfolio Turnover                                        90%         149%         141%         156%         121%
====================================================================================================================================


  Touchstone Emerging Growth Fund+

  PERIOD ENDED                                        12/31/96      12/31/97     12/31/98     12/31/99     12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                  $11.27       $12.20      $ 15.40      $ 15.33      $ 19.23
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                            0.04         0.03         0.02        (0.05)       (0.05)
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         1.22         4.06         0.46         7.13         5.71
====================================================================================================================================
  Total from Investment Operations                        1.26         4.09         0.48         7.08         5.66
====================================================================================================================================
  LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                  (0.04)       (0.03)       (0.03)          --           --
====================================================================================================================================
  Realized Capital Gains                                 (0.29)       (0.86)       (0.52)       (3.18)       (4.67)
====================================================================================================================================
  Return of Capital                                         --           --           --           --           --
====================================================================================================================================
  Total Dividends and Distributions                      (0.33)       (0.89)       (0.55)       (3.18)       (4.67)
====================================================================================================================================
  Net Asset Value, End of Period                        $12.20      $ 15.40      $ 15.33      $ 19.23      $ 20.22
====================================================================================================================================
  Total Return (b)                                       11.16%       33.67%        3.28%       46.75%       29.62%
====================================================================================================================================
  RATIOS AND SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                     $5,771      $19,417      $31,264      $36,879      $42,117
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                           1.15%        1.15%        1.15%        1.15%        1.12%
====================================================================================================================================
   Net Investment Income (Loss)                           0.50%        0.27%        0.14%       (0.34)%      (0.24)%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement             3.22%        2.19%        1.49%        1.42%        1.32%
====================================================================================================================================
  Portfolio Turnover                                        89%          88%          66%          89%          77%
====================================================================================================================================


+ On May 1, 2001, the Fund replaced one of its previous Sub-Advisors, David L.
  Babson & Company, Inc., with TCW Investment Management Company.





  Touchstone Small Cap Value Fund

  PERIOD ENDED                                                                             12/31/99(A)   12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                                        $ 10.00    $ 11.79
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                                  (0.03)     (0.05)
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                         1.82      (2.38)
====================================================================================================================================
  Total from Investment Operations                                                               1.79      (2.43)
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                                            --         --
====================================================================================================================================
  Realized Capital Gains                                                                           --      (3.63)
====================================================================================================================================
  Return of Capital                                                                                --         --
====================================================================================================================================
  Total Dividends and Distributions                                                                --      (3.63)
====================================================================================================================================
  Net Asset Value, End of Period                                                              $ 11.79     $ 5.73
====================================================================================================================================
  Total Return (b)                                                                              17.90%    (19.72)%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                                           $12,070    $10,461
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                                  1.00%(c)   1.00%
====================================================================================================================================
   Net Investment Income (Loss)                                                                 (0.48)%(c) (0.71)%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                                    2.03%(c)   1.85%
====================================================================================================================================
  Portfolio Turnover                                                                               86%       217%
====================================================================================================================================


  Touchstone Enhanced 30 Fund

  PERIOD ENDED                                                                             12/31/99(a)  12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                                        $ 10.00    $ 10.55
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                                   0.05       0.06
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                         0.55      (0.37)
====================================================================================================================================
  Total from Investment Operations                                                               0.60      (0.31)
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                                         (0.05)     (0.06)
====================================================================================================================================
  Realized Capital Gains                                                                        --         --
====================================================================================================================================
  Return of Capital                                                                             --         --
====================================================================================================================================
  Total Dividends and Distributions                                                             (0.05)     (0.06)
====================================================================================================================================
  Net Asset Value, End of Period                                                              $ 10.55    $ 10.18
====================================================================================================================================
  Total Return (b)                                                                               5.99%     (2.95)%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                                           $13,532    $12,701
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                                  0.75%(c)   0.75%
====================================================================================================================================
   Net Investment Income (Loss)                                                                  0.83%(c)   0.58%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                                    1.77%(c)   1.67%
====================================================================================================================================
  Portfolio Turnover                                                                                9%        27%
====================================================================================================================================




  Touchstone Value Plus Fund

  PERIOD ENDED                                                                 12/31/98(d)   12/31/99     12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                            $10.00       $10.18      $ 11.22
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                      0.03         0.03         0.06
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                            0.18         1.49         0.24
====================================================================================================================================
  Total from Investment Operations                                                  0.21         1.52         0.30
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                            (0.03)       (0.03)       (0.06)
====================================================================================================================================
  Realized Capital Gains                                                              --        (0.45)       (0.85)
====================================================================================================================================
  Return of Capital                                                                   --           --           --
====================================================================================================================================
  Total Dividends and Distributions                                                (0.03)       (0.48)       (0.91)
====================================================================================================================================
  Net Asset Value, End of Period                                                 $ 10.18      $ 11.22      $ 10.61
====================================================================================================================================
  Total Return (b)                                                                  2.11%       15.02%       2.64%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                             $ 3,168      $ 7,171      $ 6,793
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                     1.15%(c)     1.15%        1.15%
====================================================================================================================================
   Net Investment Income (Loss)                                                     0.65%(c)     0.26%        0.49%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                       7.49%(c)     2.37%        2.16%
====================================================================================================================================
  Portfolio Turnover                                                                 100%         101%          55%
====================================================================================================================================



  Touchstone Growth & Income Fund

  PERIOD ENDED                                                                              12/31/99(e)  12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                                        $ 10.46    $ 10.71
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                                   0.23       0.19
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                         0.02       1.11
====================================================================================================================================
  Total from Investment Operations                                                               0.25       1.30
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                                            --      (0.23)
====================================================================================================================================
  Realized Capital Gains                                                                           --      (0.52)
====================================================================================================================================
  Return of Capital                                                                                --         --
====================================================================================================================================
  Total Dividends and Distributions                                                                --      (0.75)
====================================================================================================================================
  Net Asset Value, End of Period                                                              $ 10.71    $ 11.26
====================================================================================================================================
  Total Return (b)                                                                               2.39%     12.16%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                                           $64,779    $57,335
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                                  0.85%      0.85%
====================================================================================================================================
   Net Investment Income (Loss)                                                                  1.49%      1.30%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                                    1.28%      1.29%
====================================================================================================================================
  Portfolio Turnover                                                                               65%        88%
====================================================================================================================================






  Touchstone Balanced Fund

  PERIOD ENDED                                        12/31/96      12/31/97     12/31/98     12/31/99     12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                  $11.48      $ 12.84      $ 13.99      $ 13.96      $ 13.80
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                            0.30         0.31         0.35         0.43         0.50
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         1.60         2.05         0.40         0.90         1.25
====================================================================================================================================
  Total from Investment Operations                        1.90         2.36         0.75         1.33         1.75
====================================================================================================================================
  LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                  (0.30)       (0.32)       (0.37)       (0.43)       (0.52)
====================================================================================================================================
  Realized Capital Gains                                 (0.24)       (0.89)       (0.41)       (1.06)       (0.79)
====================================================================================================================================
  Return of Capital                                         --           --           --           --           --
====================================================================================================================================
  Total Dividends and Distributions                      (0.54)       (1.21)       (0.78)       (1.49)       (1.31)
====================================================================================================================================
  Net Asset Value, End of Period                        $12.84      $ 13.99      $ 13.96      $ 13.80      $ 14.24
====================================================================================================================================
  Total Return (b)                                       16.78%       18.61%        5.44%        9.62%       12.71%
====================================================================================================================================
  Ratios and Supplemental Data
====================================================================================================================================
  Net Assets at End of Period (000s)                    $6,695      $22,287      $41,250      $36,716      $33,763
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                           0.90%        0.90%        0.90%        0.90%        0.92%
====================================================================================================================================
   Net Investment Income (Loss)                           2.76%        2.61%        2.67%        2.55%        3.20%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement             2.72%        2.04%        1.37%        1.35%        1.39%
====================================================================================================================================
  Portfolio Turnover Rate                                   75%          86%          51%          73%          54%
====================================================================================================================================



  Touchstone High Yield Fund

  PERIOD ENDED                                                                              12/31/99(a)  12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                                        $ 10.00     $ 8.61
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                                   0.58       0.82
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                        (1.39)     (0.88)
====================================================================================================================================
  Total from Investment Operations                                                              (0.81)     (0.06)
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                                         (0.58)     (0.82)
====================================================================================================================================
  Realized Capital Gains                                                                           --         --
====================================================================================================================================
  Return of Capital                                                                             --         --
====================================================================================================================================
  Total Dividends and Distributions                                                             (0.58)     (0.82)
====================================================================================================================================
  Net Asset Value, End of Period                                                               $ 8.61     $ 7.73
====================================================================================================================================
  Total Return (b)                                                                              (8.11)%     (0.68)%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                                           $14,916    $15,748
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                                  0.80%(c)   0.80%
====================================================================================================================================
   Net Investment Income (Loss)                                                                  9.41%(c)   9.82%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                                    1.53%(c)   1.50%
====================================================================================================================================
  Portfolio Turnover                                                                               42%        62%
====================================================================================================================================






  Touchstone Bond Fund

  PERIOD ENDED                                                                              12/31/99(e)  12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                                                        $ 10.20     $ 9.98
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                                                                   0.76       0.74
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                        (0.89)      0.18
====================================================================================================================================
  Total from Investment Operations                                                              (0.13)      0.92
====================================================================================================================================
  LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                                                         (0.09)     (0.65)
====================================================================================================================================
  Realized Capital Gains                                                                           --         --
====================================================================================================================================
  Return of Capital                                                                                --         --
====================================================================================================================================
  Total Dividends and Distributions                                                             (0.09)     (0.65)
====================================================================================================================================
  Net Asset Value, End of Period                                                               $ 9.98    $ 10.25
====================================================================================================================================
  Total Return (b)                                                                              (1.28)%      9.20%
====================================================================================================================================
  RATIOS/SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                                                          $34,700    $32,998
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                                                                  0.75%      0.75%
====================================================================================================================================
   Net Investment Income (Loss)                                                                  6.04%      6.36%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement                                                    1.07%      1.09%
====================================================================================================================================
  Portfolio Turnover                                                                               45%       123%
====================================================================================================================================


  Touchstone Standby Income Fund

  PERIOD ENDED                                       12/31/96      12/31/97     12/31/98     12/31/99     12/31/00

  PER SHARE OPERATING PERFORMANCE
====================================================================================================================================
  Net Asset Value, Beginning of Period                  $10.02      $ 10.01      $ 10.00      $ 10.01       $ 9.92
====================================================================================================================================
  INCOME FROM INVESTMENT OPERATIONS
====================================================================================================================================
  Net Investment Income (Loss)                            0.52         0.54         0.55         0.56         0.52
====================================================================================================================================
  Net Realized and Unrealized Gain (Loss)
   on Investments                                        (0.01)       (0.01)        0.01        (0.09)       (0.02)
====================================================================================================================================
  Total from Investment Operations                        0.51         0.53         0.56         0.47         0.50
====================================================================================================================================
  LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
====================================================================================================================================
  Net Investment Income                                  (0.52)       (0.54)       (0.55)       (0.56)       (0.52)
====================================================================================================================================
  Realized Capital Gains                                    --           --           --           --           --
====================================================================================================================================
  Return of Capital                                         --           --           --           --           --
====================================================================================================================================
  Total Dividends and Distributions                      (0.52)       (0.54)       (0.55)       (0.56)       (0.52)
====================================================================================================================================
  Net Asset Value, End of Period                        $10.01      $ 10.00      $ 10.01     $   9.92       $ 9.90
====================================================================================================================================
  Total Return (b)                                        5.18%        5.41%        5.71%        4.86%        6.31%
====================================================================================================================================
  RATIOS AND SUPPLEMENTAL DATA
====================================================================================================================================
  Net Assets at End of Period (000s)                    $9,105      $17,562      $26,450      $29,479      $22,728
====================================================================================================================================
  Ratios to Average Net Assets:
====================================================================================================================================
   Net Expenses                                           0.50%        0.50%        0.50%        0.50%        0.50%
====================================================================================================================================
   Net Investment Income (Loss)                           5.15%        5.42%        5.47%        5.65%        6.32%
====================================================================================================================================
   Expenses, without Waiver and Reimbursement             1.54%        1.48%        0.95%        0.87%        0.87%
====================================================================================================================================
  Portfolio Turnover                                    143%         251%         328%          56%          77%
====================================================================================================================================


(a) The Fund commenced operations on May 1, 1999.

(b) Total return would have been lower had certain expenses not been reimbursed or waived during the period shown.

(c) Ratios are annualized.

(d) The Fund commenced operations on May 1, 1998.

(e) The Fund commenced operations on January 1, 1999.

FOR MORE INFORMATION


For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.


ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports ("the reports") provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                             800.669.2796 (Press 2)
                         http://www.touchstonefunds.com




Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C.


Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file no. 811-8416

                        Touchstone Variable Series Trust


                      Touchstone International Equity Fund
                         Touchstone Emerging Growth Fund
                         Touchstone Small Cap Value Fund
                          Touchstone Growth/Value Fund
                             Touchstone Equity Fund
                           Touchstone Enhanced 30 Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                           Touchstone High Yield Fund
                              Touchstone Bond Fund
                         Touchstone Standby Income Fund
                          Touchstone Money Market Fund

                       Statement of Additional Information
                                   May 1, 2001

This Statement of Additional Information is not a Prospectus, but it relates to the Prospectus of Touchstone Variable Series Trust dated May 1, 2001.


Financial statements are incorporated by reference into this Statement of Additional Information from the Funds' most recent annual report.

You can get a free copy of the Prospectus of Touchstone Variable Series Trust or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:

                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                         http://www.touchstonefunds.com

You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission.

You can get text-only copies:

          For a fee by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102. Telephone: 202-942-8090.

          Free from the Commission's Internet website at http://www.sec.gov.

                                Table of Contents


                                                                            PAGE
                                                                            ----

The Trust and the Funds......................................................  3

Description of the Funds and Their Investments and Risks.....................  4

Investment Restrictions...................................................... 27

Code of Ethics............................................................... 34

Management of the Trust...................................................... 34

Investment Advisory and Other Services....................................... 38

Brokerage Allocation and Other Practices..................................... 43

Capital Stock and Other Securities........................................... 44

Purchase, Redemption and Pricing of Shares................................... 45

Taxation of the Funds........................................................ 46

Performance Information...................................................... 48

Financial Statements......................................................... 50

Appendix .................................................................... 51

                             The Trust and the Funds


     Touchstone Variable Series Trust (the "Trust") is composed of thirteen funds: International Equity Fund, Emerging Growth Fund, Small Cap Value Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund, Growth & Income Fund, Balanced Fund, High Yield Fund, Bond Fund, Standby Income Fund and Money Market Fund (each, a "Fund" and collectively, the "Funds"). Each Fund (except the Growth/Value Fund) is an open-end, diversified, management investment company. The Growth/Value Fund is an open-end, non-diversified, management investment company. The Trust was formed as a Massachusetts business trust on November 9, 1994.


     Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund was referred to as a "Portfolio."

     Touchstone Advisors, Inc. ("Touchstone" or the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a day-to-day basis by their respective portfolio advisers (collectively, the "Fund Sub-Advisors"). Investors Bank & Trust Company ("Investors Bank" or the "Administrator") serves as administrator, custodian and fund accounting agent to each Fund.


     The Prospectus, dated May 1, 2001, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.

            Description of the Funds and Their Investments and Risks


Investment Goals

     The investment goal(s) of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal(s).

Investment Strategies and Risks

     The following provides additional information about the investment policies and types of securities which may be invested in by one or more Funds.

Fixed-Income and Other Debt Instrument Securities

     Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

     Ratings made available by Standard & Poor's Corp. ("S&P") and Moody's Investor Service, Inc. ("Moody's"), are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

     Fixed-income   securities   may   be   purchased   on  a   when-issued   or
delayed-delivery basis. See "Additional Risks and Investment Techniques -- When-Issued and Delayed-Delivery Securities" below.

Commercial Paper

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     For a description of commercial paper ratings, see the Appendix.



Medium and Lower Rated and Unrated Securities

     Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.


     Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.


     The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.



Lower-Rated Debt Securities

     While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

     The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

     In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

Illiquid Securities


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Each Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades

(e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Related Investment Policies


     No Fund may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Money Market may not invest more than 10% of its net assets in such securities. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless to do so would not be in the best interests of shareholders.

     Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% (10% in the case of the Money Market Fund) limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.


     No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

Foreign Securities

     Investing  in  securities  issued  by  foreign  companies  and  governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.


     The Growth/Value Fund may invest up to 10% of its total assets at the time of purchase in the securities of foreign issuers.


Emerging Market Securities

     Emerging Market Securities are securities that are issued by a company that
(i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The following Funds may invest in Emerging Market Securities:

          International Equity Fund - up to 40% of total assets, Emerging Growth Fund - up to 10% of total assets, Growth & Income Fund - up to 5% of total assets,
          Balanced Fund - up to 15% of total assets, and High Yield Fund - up to 10% of total assets.

     Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.


Special Considerations Concerning Eastern Europe


     Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability;
(ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).


     So long as the Communist Party continues to exercise a significant or, in some cases, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the interests of a Fund's shareholders.



Currency Exchange Rates

     A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Options

Options on Securities

     The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

     When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

     A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

     When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

     A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


     Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below.


     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

Related Investment Policies

     Each Fund which invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

Options on Securities Indexes

     Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

     Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

     Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

     When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

     Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

Related Investment Policies

     Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

     To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

Options on Foreign Currencies

     Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

     Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Related Investment Policies

     Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Forward Currency Contracts

     Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

     A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


     A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.


     The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.



Futures Contracts and Options on Futures Contracts

     The successful use of such instruments draws upon the Fund Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Fund Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Futures Contracts

     A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Fund Sub-Advisor may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although each applicable Fund Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Fund Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts

     Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies

     Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.


     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.


Futures Contracts and Related Options

     Each Fund may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

     No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

     A Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.


     A  Fund  may  lose  the  expected  benefit  of  these  futures  or  options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

Certificates of Deposit,  Bankers' Acceptances and Time Deposits

     Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments.

     The Growth/Value Fund and the Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.


Lending of Fund Securities

     By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.


     Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% (except for the Equity Fund) of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated subcustodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

     It is the present intention of the Equity Fund to limit the amount of loans of portfolio securities to no more than 25% of the Fund's net assets.

Derivatives

     The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.


ADRs, ADSs, EDRs and CDRs

     ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.


U.S. Government Securities

     Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

Mortgage-Related Securities

     Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

     Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% of the value of its net assets will apply.

Stripped Mortgage-Related Securities

     These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

     Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See
"Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.


The Growth/Value Fund may also purchase Coupons Under Book Entry Safekeeping ("CUBES"), Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Growth/Value Fund will limit its investment in such instruments to 20% of its total assets.


Zero Coupon Securities

     Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Loans and Other Direct Debt Instruments

     These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

     These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

Swap Agreements

     To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

     In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

     In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.



Custodial Receipts

     Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

When-Issued and Delayed-Delivery Securities

     To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

     Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

Repurchase Agreements

     Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

Reverse Repurchase Agreements and Forward Roll Transactions

     The Funds may enter into reverse repurchase agreements and forward roll transactions. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund for purposes of the limitations described in "Fund Policies" below.

Temporary Investments

     For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

     In addition, for the same purposes the Fund Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality. Each Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.


Initial Public Offerings (IPOs)

     An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product.


Convertible Securities

     Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

     While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Real Estate Investment Trusts

     The Growth & Income Fund may invest in REITs, which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

     Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Standard & Poor's Depositary Receipts ("SPDRs")

     The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.


Other Investment Companies

     The Funds reserve the right to invest in the securities of other investment companies including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depository Receipts ("SPDRs"), business development companies and small business investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one investment company nor in more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.


Asset Coverage

     To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.


Warrants and Rights

     Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Growth/Value Fund and the Equity Fund may purchase warrants and rights, provided that neither Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

Variable and Floating Rate Securities

     The Growth/Value Fund may acquire variable and floating rate securities, subject to the Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.


Rating Services

     The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectuses is set forth in the Appendix.


Investment Restrictions

     Fundamental Policies. The "fundamental policies" of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

Non-Fundamental Operating Policies

     Each Fund (or the Trust, on behalf of each Fund) has adopted additional restrictions as a matter of "operating policy." These restrictions are non-fundamental and are changeable by the Board of Trustees without a shareholder vote.

     The following Fundamental Policies are applicable to all funds except the Emerging Growth Fund, the Equity Fund, the Growth/Value Fund and the Money Market Fund.

     The Fund may not:


     (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;


     (2) underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;


     (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4)(a) (all Funds except the Growth & Income Fund) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     (4)(b) (Growth & Income Fund only)

     (i) purchase or sell real estate (except that (a) the Fund may invest in (i) securities of entities that invest or deal in real estate, mortgages, or interests therein and (ii) securities secured by real estate or interests therein and (b) the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities).

     (ii) purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business.

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;


     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and


     (7) with respect to 75% of its total assets taken at market value, invest in assets other than cash and cash items (including receivables), U.S.
Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.


     The following non-fundamental operating policies are applicable to all funds except the Emerging Growth Fund, the Equity Fund, the Growth/Value Fund and the Money Market Fund.

     The Fund may not:


(i) borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)  invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;


(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations ("NRSRO'S") and the Fund's Board of Trustees have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund's Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund's Board of Trustees;


(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid in accordance with guidelines approved by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.


     The following fundamental policies are applicable to the Emerging Growth Fund, the Equity Fund, the Growth/Value Fund and the Money Market Fund.

     The Fund may not:

     (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

     (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

     (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

     (4) purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (5) purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

     (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

     (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

     The following non-fundamental operating policies are applicable to the Equity Fund and the Growth/Value Fund.

(i) The Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto;

(ii) The Fund does not currently intend to invest in companies for the purpose of exercising control;

(iii) The Fund does not currently intend to make short sales of securities; and

(iv) The Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company or to invest more than 10% of the value of its total assets in securities of other investment companies.

The following non-fundamental operating policies are applicable to the Emerging Growth Fund.

(i) The Emerging Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Emerging Growth Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

     The following non-fundamental operating policies are applicable only to the Growth/Value Fund.

(i) The Growth/Value Fund does not currently intend to issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts and other similar permitted investments and techniques. The Growth/Value Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in the operating policy related to borrowings below. The Growth/Value Fund does not currently intend to mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

(ii) The Growth/Value Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Growth/Value Fund's total assets. The Growth/Value Fund also does not currently intend to make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Growth/Value Fund does not currently intend to purchase, hold or deal in real estate or real estate mortgage loans, except it may purchase (a) U.S. Government obligations, (b) securities of companies which deal in real estate, or (c) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

(iv) The Growth/Value Fund does not currently intend to purchase, hold or deal in commodities and does not currently intend to invest in oil, gas or other mineral explorative or development programs. The Growth/Value Fund also does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in this Statement of Additional Information.

(v) The Growth/Value Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. This limitation does not apply to (a) the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public or (b) entry into repurchase agreements.

(vi) The Growth/Value Fund does not currently intend to purchase oil, gas or other mineral leases, rights or royalty contracts.

(vii) The Growth/Value Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

(viii) The Growth/Value Fund does not currently intend to purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases.

     The following non-fundamental operating policies are applicable only to the Equity Fund.

(i) The Equity Fund does not currently intend to issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving forward foreign currency exchange contracts, options, futures contracts, short sales and other similar permitted investments and techniques.

(ii) The Equity Fund does not currently intend to purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions).

(iii) The Equity Fund does not currently intend to pledge, mortgage or hypothecate its assets except in connection with borrowings described in the operating policy related to borrowings below.

(iv) The Equity Fund does not currently intend to borrow money, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.

(v) The Equity Fund does not currently intend to purchase, hold or deal in real estate, including real estate limited partnerships.

(vi) The Equity Fund does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures.

(vii) The Equity Fund does not currently intend to make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

(viii) The Equity Fund does not currently intend to purchase oil, gas or other mineral leases or exploration or development programs.

(ix) The Equity Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the 1940 Act).

(x) The Equity Fund does not currently intend to purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

(xi) The Equity Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by the Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer).

(xii) The Equity Fund does not currently intend to purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     The following non-fundamental operating policies are applicable only to the Money Market Fund.

(i) The Money Market Fund does not currently intend to issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(ii) The Money Market Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Money Market Fund does not currently intend to make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Money Market Fund does not currently intend to purchase, hold or deal in real estate.

(iv) The Money Market Fund does not currently intend to purchase, hold or deal in commodities.

(v) The Money Market Fund does not currently intend to engage in the purchase or sale of put or call options.

(vi) The Money Market Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

(vii) The Money Market Fund does not currently intend to invest in oil, gas or other mineral explorative or development programs.

(viii) The Money Market Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

(ix) The Money Market Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

(x) The Money Market Fund does not currently intend to invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. government or any of its agencies or instrumentalities. The Money Market Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(xi) The Money Market Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

(xii) The Money Market Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

(xiii) The Money Market Fund does not currently intend to purchase securities or evidence of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

(xiv) The Money Market Fund does not currently intend to make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.


Code of Ethics

     The Trust, the Advisor and the Fund Sub-Advisors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

Management of the Trust

Board of Trustees

     Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.


     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust.

Trustees of the Trust

                              Trustees of the Trust

     JOHN F. BARRETT* (Age 51) - Trustee of the Trust; President and Chief Executive Officer of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company; Director and Vice Chairman of Columbus Life Insurance Company; Director of Eagle Realty Group, Inc. and Director of Fort Washington Investment Advisors, Inc. Director of the following public companies: The Andersons, Inc., Convergys Corp., and Fifth Third Bancorp. His address is 400 Broadway, Cincinnati, OH.

     J. LELAND BREWSTER II (Age 67) - Trustee of the Trust; Retired Partner of Frost & Jacobs LLP (now known as Frost Brown Todd LLC)(a law firm). His address is 5155 Ivy Farm Road, Cincinnati, OH.

     WILLIAM O. COLEMAN (Age 71) - Trustee and Chairman of the Board of Trustees of the Trust; Retired General Sales Manager and Vice President of The Procter & Gamble Company and a Trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a Director of LCA-Vision (a laser vision correction institute). He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 2 Noel Lane Cincinnati, OH.

     PHILLIP R. COX (Age 53) - Trustee of the Trust; President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a Director of the Federal Reserve Bank of Cleveland; Broadwing, Inc. (a communications company); Cinergy Corporation (a utility company); Long Stanton Manufacturing Company; and University of Cincinnati. He was formerly a Director of BDM International (an information technology company) from 1996 to 1998 and PNC Bank from 1996 to 2000. He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 105 East Fourth Street, Cincinnati, OH.

     H. JEROME LERNER (Age 62) - Trustee of the Trust; Principal of HJL Enterprises (a privately held investment company); Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a Director of The Peerless Group (manufacturers of bakery equipment) and Loveland Pet Foods (a regional pet foods and pet supplies distributor). He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 7149 Knoll Road, Cincinnati, OH.

     ROBERT H. LESHNER* (Age 61) - Trustee of the Trust; Managing Director of Fort Washington Investment Advisors, Inc. (sub-advisor of the Trust). Until 1999, he was President and a Director of Fort Washington Brokerage Services, Inc. (registered broker-dealer; formerly known as Countrywide Investments, Inc.), Integrated Fund Services, Inc. (registered transfer agent, formerly known as Countrywide Fund Services, Inc.) and IFS Fund Distributors, Inc. (registered broker-dealer; formerly known as CW Fund Distributors, Inc.). He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 311 Pike Street, Cincinnati, OH.


     JILL T. MCGRUDER* (Age 45) - Trustee, President and Chief Executive Officer of the Trust; Director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (the investment advisor of the Trust) and Touchstone Securities, Inc. (the principal underwriter of the Trust). She is a Senior Vice President of The Western and Southern Life Insurance Company and a Director of Capital Analysts Incorporated (a registered investment advisor and broker-dealer). She is also President and a Director of IFS Agency Services, Inc. (insurance agency), IFS Insurance Agency, Inc., Fort Washington Brokerage Services, Inc., IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. From March 1996 until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co. From 1991 until 1996, she was Vice President of IFS Financial Services, Inc. She is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust Her address is 221 East

Fourth Street, Cincinnati, OH.

     OSCAR P. ROBERTSON (Age 61) - Trustee of the Trust; President of Orchem, Inc. (a chemical specialties distributor) and Orpack Stone Corporation (a corrugated box manufacturer). He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 4293 Muhlhauser Road, Fairfield, OH.

     NELSON SCHWAB, JR. (Age 82) - Trustee of the Trust; Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a Director of Rotex, Inc., (a closely held company engaged in the manufacturing and sale of sifting products) and The Ralph J. Stolle Company (a closely held company engaged in real estate development and the manufacturing and sale of aluminum and metal products). He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is Graydon Head & Ritchey LLP, 1900 Fifth Third Center, 511 Walnut Street, Cincinnati, OH.

     ROBERT E. STAUTBERG (Age 66) - Trustee of the Trust; Retired Partner of KPMG LLP (a certified public accounting firm). He is a Development Director of St. Xavier High School. He is a member of the Board of Trustees of Good Samaritan Hospital, Bethesda Hospital, and TriHealth. He is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. His address is 4815 Drake Road, Cincinnati, OH.


Officers of the Trust

     Unless otherwise specified, each officer listed below holds the same position with the Trust and each Fund.


     SCOTT A. ENGLEHART (Age 38) - Assistant Treasurer of the Trust; President of Integrated Fund Services, Inc. From 1998 until 2000, he was a Director, Transfer Agency and Mutual Fund Distribution for Nationwide Advisory Services. From 1990 until 1998, he was Vice President, Client Services for BISYS Fund Services. He is also Treasurer of Touchstone Tax-Free Trust and Touchstone Strategic Trust. His address is 221 East Fourth Street, Cincinnati, OH.

     JILL T. MCGRUDER* - See information under "TRUSTEES OF THE TRUST."

     MARYELLEN PERETZKY (Age 48) - Vice President of the Trust; Senior Vice President and Secretary of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is Assistant Secretary of Fort Washington Investment Advisors, Inc. and is also Vice President of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust. Her address is 221 East Fourth Street, Cincinnati, OH.

     TERRIE A. WIEDENHEFT (Age 38) - Controller of the Trust; Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc. She is Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, Inc. and Touchstone Securities, Inc. and Assistant Treasurer of Fort Washington Investment Advisors, Inc. She is also Controller of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. Her address is 221 East Fourth Street, Cincinnati, OH.

     JAMES J. VANCE (Age 39) - Treasurer of the Trust; Vice President and Treasurer of The Western and Southern Life Insurance Company. He is also Vice President and Treasurer of Western-Southern Life Assurance Company. His address is 400 Broadway, Cincinnati, OH.

     TIMOTHY F. OSBORNE (Age 33) - Assistant Treasurer of the Trust; Director, Mutual Fund Administration, Investors Bank & Trust Company (since May, 1995); Account Supervisor, Mutual Fund Administration, Chase Global Funds Services Company (prior to May, 1995). He is also Assistant Treasurer of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. Mr. Osborne also holds similar positions for certain unaffiliated investment companies for which Investors Bank serves as administrator.

     TINA D. HOSKING (Age 32) - Secretary of the Trust; Vice President and Associate General Counsel of Integrated Fund Services, Inc. and IFS Fund
Distributors, Inc. She is also Secretary of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust. Her address is 221 East Fourth Street, Cincinnati, OH.

     CYNTHIA J. SURPRISE (Age 54) - Assistant Secretary of the Trust; Director and Counsel, Mutual Fund Administration, Investors Bank & Trust Company (since October 1999); Vice President, State Street Bank and Trust Company (1994-1999); Staff Counsel, Mutual Fund Service Company (prior to 1994). She is also Assistant Secretary of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust. Ms. Surprise also holds similar positions for certain unaffiliated investment companies for which Investors Bank serves as administrator.

     No director, officer or employee of the Advisor, the Fund Sub-Advisors, the Administrator or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of the Advisor, the Fund Sub-Advisors, the Administrator or any of their affiliates an annual fee of $10,000 plus $1,500 per meeting attended and reimburses them for travel and out-of-pocket expenses.


     The  following  table  reflects the  Trustees  fees paid for the year ended
December 31, 2000 (during which period the Trustees received an annual fee of $5,000 plus $1,000 per meeting attended.)

Trustees' Compensation Table

                                   Trustees'        Total Trustees' Compensation
                                  Compensation          from the Trust and
                                 from the Trust          the Fund Complex*
                                 --------------     ----------------------------
Joseph S. Stern, Jr.**               $1,250                   $17,750
J. Leland Brewster II***               $0                      $5,250
William O. Coleman                   $2,250                   $21,750
Phillip R. Cox                       $2,250                   $21,750
H. Jerome Lerner***                    $0                     $16,500
Oscar P. Robertson***                  $0                     $13,500
Nelson Schwab, Jr.                   $2,250                   $23,250
Robert E. Stautberg                  $2,250                   $23,250

* The Touchstone complex of funds consists of six series of the Touchstone Tax-Free Trust, eight series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen series of Touchstone Variable Series Trust.

**   Joseph S.  Stern,  Jr.  resigned  from the Board of Trustees in November of
     2000.

***  Elected as Trustees on December 13, 2000.

     Under a deferred compensation plan (the "Plan") effective January 1, 2001, non-interested Trustees may defer receipt of a portion of their annual fees. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee.

     As of April 1, 2001, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

Control Persons


     As of April 1, 2001, (i) Separate Account 1 of Western-Southern Life Assurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLAC"), was the record owner of 59.66% of the outstanding shares of the Growth & Income Fund, 53.06% of the outstanding shares of the Bond Fund, 82.56% of the outstanding shares of the Emerging Growth Fund, 73.37% of the outstanding shares of the International Equity Fund, 86.14% of the outstanding shares of the Balanced Fund, 83.89% of the outstanding shares of the Income Opportunity Fund, 68.71% of the outstanding shares of the Standby Income Fund, 86.10% of the outstanding shares of the Value Plus Fund, 9.24% of the outstanding shares of the Small Cap Value Fund, 13.42% of the outstanding shares of the High Yield Fund, and 18.49% of the outstanding shares of the Enhanced 30 Fund; (ii) WASLIC Company II, 500 Scranton Christiana Road, Newark, Delaware 19713, a Delaware corporation, was the record owner of 90.45% of the outstanding shares of the Small Cap Value Fund, 86.45% of the outstanding shares of the High Yield Fund, 80.94% of the outstanding shares of the Enhanced 30 Fund; (iii) Separate Account A of The Western and Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLIC"), was record owner of 40.06% of the outstanding shares of the Growth and Income Fund, 46.70% of the outstanding shares of the Bond Fund, 13.16% of the outstanding shares of the Value Plus Fund and (iv) WSLAC was the record owner of 16.80% of the outstanding shares of the Emerging Growth Fund, 26.00% of the outstanding shares of the International Equity Fund, 13.49% of the outstanding shares of the Balanced Fund, 15.66% of the outstanding shares of the Income Opportunity Fund, 30.68% of the outstanding shares of the Standby Income Fund. WSLAC is a wholly owned subsidiary of WSLIC.


Investment Advisory and Other Services
Advisor


     Touchstone Advisors, Inc., located at 221 East Fourth Street, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Funds. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.


     Touchstone Advisors provides service to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Fund Sub-Advisor, reviewing and evaluating the performance of each Fund Sub-Advisor and determining whether or not any Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trustees and by a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

     The Advisory Agreement is terminable, with respect to a Fund without penalty on not more than 60 days' nor less than 30 days' written notice by (1) the Trust when authorized either by (a) in the case of a Fund, a majority vote of the Fund's shareholders or (b) a vote of a majority of the Board of Trustees or (2) the Advisor. The Advisory Agreement will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

     The Trust's Prospectus contains a description of fees payable to the Advisor for services under the Advisory Agreement.

     For the periods indicated, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of each Fund.


                                                  For the           For the           For the
                               Advisory Fee         Year              Year              Year
                                   Rate            Ended             Ended             Ended
Advisory Fees                                     12/31/00          12/31/99          12/31/98
                               ------------       --------         ------------      -------------
International Equity Fund          0.95%          $349,024          $326,334          $270,100
Emerging Growth Fund               0.80%          $317,955          $249,804          $204,486
Small Cap Value Fund               0.80%          $102,559          $56,215  (a)        N/A
Growth/Value Fund                   N/A             N/A               N/A    (d)        N/A
Equity Fund                         N/A             N/A               N/A    (d)        N/A
Enhanced 30 Fund                   0.65%          $80,920           $49,247  (a)        N/A
Value Plus Fund                    0.75%          $50,525           $53,453            $9,223  (b)
Growth & Income Fund               0.80%          $450,219          $593,584 (c)        N/A
Balanced Fund                      0.80%          $268,744          $323,935          $267,938
High Yield Fund                    0.60%          $91,933           $59,450  (a)        N/A
Bond Fund                          0.55%          $182,029          $209,984 (c)        N/A
Standby Income Fund                0.25%          $65,146           $70,038           $56,841
Money Market Fund                   N/A             N/A               N/A    (d)        N/A

(a) For the period 5/1/99 (inception) to 12/31/99

(b) For the period 5/1/98 (inception) to 12/31/98

(c) For the period 1/1/99 (inception) to 12/31/99

(d) Fund had not commenced operations as of May 1, 2001

     The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor under which the Advisor provides oversight of the various service providers to the Trust. Pursuant to the Sponsor Agreement, the Advisor is entitled to a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is as follows: International Equity Fund - 1.25%; Emerging Growth Fund - 1.15%; Small Cap Value Fund - 1.00%; Enhanced 30 Fund - 0.75%; Value Plus Fund - 1.15%; Growth & Income Fund - 0.85%; Balanced Fund -
0.90%; High Yield Fund - 0.80%; Bond Fund - 0.75%; and Standby Income Fund - 0.50%. An Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor at the end of any calendar quarter after December 31, 1999. The Advisor waived all fees under the Sponsor Agreement through December 31, 2000. In addition to waiving its fees under the Sponsor Agreement, for the periods indicated, the Advisor reimbursed each Fund the following amounts:


                                For the          For the             For the
                                  Year             Year             Year Ended
                                 Ended            Ended
Fees Reimbursed                 12/31/00         12/31/99            12/31/98
                                --------        -------------       -----------
International Equity Fund       $115,914         $133,659            $142,709
Emerging Growth Fund               --            $18,047             $65,626
Small Cap Value Fund            $82,998          $57,768   (a)         N/A

Growth/Value Fund                 N/A              N/A     (d)         N/A
Equity Fund                       N/A              N/A     (d)         N/A
Enhanced 30 Fund                $89,981          $61,666   (a)          --
Value Plus Fund                 $54,478          $73,108             $75,538 (b)
Growth & Income Fund            $135,332         $169,442  (c)          --
Balanced Fund                   $88,713          $100,004            $92,075
High Yield Fund                 $77,000          $52,269   (a)          --
Bond Fund                       $46,231          $46,273   (c)          --
Standby Income Fund             $45,163          $48,355             $56,515
Money Market Fund                 N/A              N/A     (d)         N/A

(a) For the period 5/1/99 (inception) to 12/31/99

(b) For the period 5/1/98 (inception) to 12/31/98

(c) For the period 1/1/99 (inception) to 12/31/99

(d) Fund had not commenced operations as of May 1, 2001

Fund Sub-Advisors

     The Advisor has, in turn, entered into a portfolio advisory agreement (each, a "Fund Agreement") with each Fund Sub-Advisor selected by the Advisor for a Fund. Under the direction of the Advisor and, ultimately, of the Board of Trustees, each Fund Sub-Advisor is responsible for making all of the day-to-day investment decisions for the respective Fund (or portion of a Fund).

     Each Fund Sub-Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund Agreement contains provisions similar to those described above with respect to the Advisory Agreement.

     The Advisor pays each Fund Sub-Advisor a fee for its services provided to the Fund that is computed daily and paid monthly at an annual rate equal to the percentage specified below of the value of the average daily net assets of the
Fund:

---------------------------------------------------------------------------------------------
International Equity Fund
---------------------------------------------------------------------------------------------
     Credit Suisse Asset Management, LLC                0.85% on the first $30 million
                                                        0.80% on the next $20 million
                                                        0.60% on the next $25 million
                                                        0.50% thereafter
---------------------------------------------------------------------------------------------
Emerging Growth Fund
---------------------------------------------------------------------------------------------
         TCW Investment Management Company              0.50%
---------------------------------------------------------------------------------------------
     Westfield Capital Management Company, Inc.         0.45% on the first $10 million
                                                        0.40% on the next $40 million
                                                        0.35% thereafter
---------------------------------------------------------------------------------------------
Small Cap Value Fund
---------------------------------------------------------------------------------------------
     Todd Investment Advisors, Inc.                     0.50%
---------------------------------------------------------------------------------------------
Growth/Value Fund
---------------------------------------------------------------------------------------------
        Mastrapasqua &  Associates, Inc.                0.60% on the first $50 million
                                                        0.50% of  assets  from  $50  million
                                                        to $100 million
                                                        0.40% of assets  from  $100  million
                                                        to $200 million
                                                        0.35% of assets over $200 million
---------------------------------------------------------------------------------------------
Equity Fund
---------------------------------------------------------------------------------------------
        Fort Washington Investment Advisors, Inc.       0.45%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Enhanced 30 Fund
---------------------------------------------------------------------------------------------
     Todd Investment Advisors, Inc.                     0.40%
---------------------------------------------------------------------------------------------
Value Plus Fund
---------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.          0.45%
---------------------------------------------------------------------------------------------
Growth & Income Fund
---------------------------------------------------------------------------------------------
     Zurich Scudder Investments, Inc.                   0.50% on the first $150 million
                                                        0.45% thereafter
---------------------------------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------------------------------
     OpCap Advisors                                     0.60% on the first $20 million
                                                        0.50% on the next $30 million
                                                        0.40% thereafter*
---------------------------------------------------------------------------------------------
High Yield Fund
---------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.          0.40%
---------------------------------------------------------------------------------------------
Bond Fund
---------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.          0.30%
---------------------------------------------------------------------------------------------
Standby Income Fund
---------------------------------------------------------------------------------------------
   Fort Washington Investment Advisors, Inc.            0.15%
---------------------------------------------------------------------------------------------
Money Market Fund
---------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.          0.15%
---------------------------------------------------------------------------------------------

Administrator, Fund Accounting Agent, Custodian and Transfer Agent

     Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as administrator, fund accounting agent, custodian and transfer agent for the Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

     As administrator and fund accounting agent, Investors Bank provides, on behalf of the Trust and its Funds, accounting, clerical and bookkeeping services; the daily calculation of net asset values and unit values; corporate secretarial services; assistance in the preparation of management reports; preparation and filing of tax returns, registration statements, and reports to shareholders and to the Securities and Exchange Commission. Investors Bank also provides personnel to serve as certain officers of the Trust.

     As custodian, Investors Bank holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. As transfer agent, Investors Bank is responsible for the issuance and redemption of shares and the establishment and maintenance of shareholder accounts for the Trust and its Portfolios.

     For its services as administrator and fund accounting agent, the Trust pays fees to Investors Bank, which are computed and paid monthly. Such fees equal, in the aggregate, 0.12% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as fund accounting agent and administrator up to $1 billion in assets and 0.08% on an annual basis of average daily net assets which exceed $1 billion, subject to certain annual minimum fees.

     The  Funds  incurred  the  following   custody,   administration  and  fund
accounting fees for the periods indicated:

                                 For the         For the            For the
                                  Year             Year               Year
                                  Ended           Ended              Ended
Administration Fees             12/31/00         12/31/99  *        12/31/98 *
                                --------        ------------       -----------
International Equity Fund       $197,435         $193,206           $192,611
Emerging Growth Fund             $90,002         $90,100            $ 93,751
Small Cap Value Fund             $95,460         $57,676  (a)         N/A
Growth/Value Fund                  N/A             N/A    (d)         N/A
Equity Fund                        N/A             N/A    (d)         N/A
Enhanced 30 Fund                 $88,823         $54,990  (a)         N/A
Value Plus Fund                  $75,880         $86,513            $64,925 (b)
Growth & Income Fund             $99,594         $126,012 (c)         N/A
Balanced Fund                    $85,159         $89,865            $94,507
High Yield Fund                  $89,043         $55,339  (a)         N/A
Bond Fund                        $77,106         $78,266  (c)         N/A
Standby Income Fund              $82,846         $81,490            $89,474
Money Market Fund                  N/A             N/A    (d)         N/A

* Amounts include custody fees
(a) For the period 5/1/99 (inception) to 12/31/99

(b) For the period 5/1/98 (inception) to 12/31/98

(c) For the period 1/1/99 (inception) to 12/31/99

(d) Fund had not commenced operations as of May 1, 2001

     Each of the Administration, Fund Accounting, Custodian and Transfer Agency Agreements (collectively, the "Agreements") provide that neither Investors Bank nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission, except for willful misfeasance, bad faith or negligence (gross negligence in respect of the Custodian Agreement) in the performance of its or their duties or by reason of disregard (reckless disregard in respect of the Custodian Agreement) of its or their obligations and duties under the Agreements.

     Each Agreement may not be assigned without the consent of the non-assigning party, and may be terminated after its initial term, with respect to a Fund, without penalty by majority vote of the shareholders of the Fund or by either party on not more than 60 days' written notice.

Counsel and Independent Auditors

     Frost Brown Todd, LLC, 2200 PNC Center, 201 East Fifth Street, Cincinatti, OH 45202-4182, serves as counsel to the Funds. Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, OH 45202, serves as independent auditors of the Trust and each Fund, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

Brokerage Allocation and Other Practices

Brokerage Transactions

     The Fund Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Fund Sub-Advisors or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Fund Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     The Fund Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Fund Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Fund Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Fund Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Fund Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

     Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust or the Funds as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Fund Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Fund Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Fund Sub-Advisor's staff. Such information may be useful to the Fund Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Fund Sub-Advisor in connection with the Funds. Conversely, such information provided to the Fund Sub-Advisor by brokers and dealers through whom other clients of the Fund Sub-Advisor effect securities transactions may be useful to the Fund Sub-Advisor in providing services to the Funds.

     In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

Commissions

     The Funds paid the following brokerage commissions for the periods indicated:

                                   For the          For the           For the
                                    Year             Year              Year
                                    Ended            Ended             Ended
Commissions                       12/31/00         12/31/99          12/31/98
                                  --------         ------------      ----------
International Equity Fund         $140,267         $214,599          $187,645
Emerging Growth Fund               $67,521          $65,019           $50,890
Small Cap Value Fund               $79,045          $53,699 (a)         N/A
Growth/Value Fund                    N/A              N/A   (d)         N/A
Equity Fund                          N/A              N/A   (d)         N/A
Enhanced 30 Fund                   $6,420           $13,850 (a)         N/A
Value Plus Fund                    $9,628           $20,538           $8,777 (b)
Growth & Income Fund              $117,824         $100,021 (c)         N/A
Balanced Fund                      $41,347          $74,011           $49,608
High Yield Fund                       --               --   (a)         N/A
Bond Fund                          $1,548            $500   (c)         N/A
Standby Income Fund                   --               --                --
Money Market Fund                    N/A              N/A   (d)         N/A

(a) For the period 5/1/99 (inception) to 12/31/99

(b) For the period 5/1/98 (inception) to 12/31/98

(c) For the period 1/1/99 (inception) to 12/31/99

(d) Fund had not commenced operations as of May 1, 2001

Capital Stock and Other Securities

     Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

     Massachusetts   law  provides   that   shareholders   could  under  certain
circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Purchase, Redemption and Pricing of Shares
Offering Price

Shares of the Funds are offered at NAV (as defined in the Prospectus).

Valuation of Securities

     The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Redemption in Kind

     Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Taxation of the Funds

     The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Foreign Taxes

     Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

     If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the investing entities' shareholders and such investing entities' shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such investor will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

     The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

     Foreign Income Taxes: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

     o    qualification as a regulated investment company;

     o    satisfaction of certain distribution requirements; and

     o    more than 50% of the value of that  Fund's  assets at the close of the
          taxable  year  must  consist  of  stocks  or   securities  of  foreign
          corporations.

     If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

     International Equity Fund: The International Equity Fund is expected to qualify for and elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes in most of its taxable years (but not necessarily all).

     >>> Special  tax  consideration:  No  deduction  for  foreign  taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Distributions

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

Foreign Withholding Taxes

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Backup Withholding

     A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Other Taxation

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Taxation of Variable Contracts

     For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

     Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

     Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements.

Performance Information

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports, if accompanied by performance of your insurance company's corresponding insurance separate account. These performance figures are calculated in the following manner:

Yield:

     Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

     Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 2000, the Fund's yields were as follows: Balanced Fund 3.259%, High Yield Fund 11.150% and Standby Income Fund 6.032%.

     The Standby Income Fund's 7-day yield for the period ended December 31, 2000 was 6.87%.

Total return:

     A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance.

Average Annual                                             Since       Inception
Total Return                  One Year     Five Years    Inception        Date
                              --------     ----------    ---------     ---------
International Equity Fund     -18.93%        11.20%         9.13%       11/21/94
Emerging Growth Fund           29.62%        23.90%        22.90%       11/21/94
Small Cap Value Fund          -19.72%         N/A          -3.24%        5/1/99
Growth/Value Fund                N/A          N/A           N/A           N/A*
Equity Fund                      N/A          N/A           N/A           N/A*
Enhanced 30 Fund               -2.95%         N/A           1.70%        5/1/99
Value Plus Fund                 2.64%         N/A           7.25%        5/1/98
Growth & Income Fund           12.16%         N/A           7.15%        1/1/99
Balanced Fund                  12.71%        12.51%        14.48%       11/21/94
High Yield Fund                -0.68%         N/A          -5.32%        5/1/99
Bond Fund                       9.20%         N/A           3.82%        1/1/99
Standby Income Fund             6.31%         5.49%         5.55%       11/21/94
Money Market Fund                N/A          N/A           N/A           N/A*

*As of May 1, 2001 the Equity Fund, the Growth/Value Fund and the Money Market Fund had not commenced investment operations.

     Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

     In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor,

Success,   U.S.   News  and  World   Report,   The  Wall   Street   Journal  and
CDA/Weisenberger Investment Companies Services.

Financial Statements

     The following financial statements for the Trust at and for the fiscal periods indicated are incorporated herein by reference from their current annual report to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

TOUCHSTONE VARIABLE SERIES TRUST

     Schedule of Investments, December 31, 2000
     Statement of Assets and Liabilities, December 31, 2000
     Statement of Operations, for the year ended December 31, 2000
     Statement of Changes in Net Assets for the year ended December 31, 2000 Financial Highlights
     Notes to Financial Statements
     Report of Independent Accountants

Appendix
Bond and Commercial Paper Ratings

     Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Moody's Bond Ratings

     Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

          1.   An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P's Bond Ratings

     AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P's Commercial Paper Ratings

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                            Touchstone Variable Series Trust

                                            |_| Touchstone International
                                            |_| Equity Fund ??Touchstone
                                            |_| Emerging Growth Fund ?
                                            |_| Touchstone Small Cap Value Fund
                                            |_| Touchstone Growth/Value Fund
                                            |_| Touchstone Equity Fund
                                            |_| Touchstone Enhanced 30 Fund
                                            |_| Touchstone Value Plus Fund
                                            |_| Touchstone Growth & Income Fund
                                            |_| Touchstone Balanced Fund
                                            |_| Touchstone High Yield Fund
Investment Advisor                          |_| Touchstone Bond Fund
                                            |_| Touchstone Standby Income Fund
                                            |_| Touchstone Money Market Fund
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio  45202


Administrator, Fund Accounting
Agent, Custodian and Transfer Agent

Investors Bank & Trust Company              Statement of Additional Information
200 Clarendon Street
Boston, Massachusetts  02116                May 1, 2001


Independent Auditors

Ernst & Young  LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

Legal Counsel

Frost Brown Todd LLC
2200 PNC Center
201 East Fifth Street
Cincinnati, OH 45202-4182

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1)  Amended Declaration of Trust.(1)

(a)(2)  Amendment to the Amended Declaration of Trust.(3)

(a)(3)  Amendment to Amended Declaration of Trust.(6)

(a)(4)  Amendment to Amended Declaration of Trust.(7)

(a)(5)  Amendment to Amended Declaration of Trust.(10)

(a)(6)  Amendment to Amended Declaration of Trust.(10)

(b)     Amended By-Laws of the Trust.(1)

(c)     Inapplicable.

(d)(1)  Amended and Restated Investment Advisory Agreement.(6)

(d)(2) Amended and Restated Sub-Advisory Agreement with respect to Value Plus Fund (Ft. Washington).(7)

(d)(3) Amended and Restated Sub-Advisory Agreement with respect to International Equity Fund (Credit Suisse).(7)

(d)(4) Amended and Restated Sub-Advisory Agreement with respect to Income Opportunity Fund (Alliance Capital).(7)

(d)(5) Amended and Restated Sub-Advisory Agreement with respect to Standby Income Fund (Ft. Washington).(7)

(d)(6)  Sub-Advisory Agreement with respect to the Bond Fund (Ft. Washington).
        (7)

(d)(7) Sub-Advisory Agreement with respect to the Growth & Income Fund (Zurich Scudder).(7)

(d)(8) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).(7)

(d)(9) Sub-Advisory Agreement with respect to the High Yield Fund (Ft. Washington).(7)

(d)(10) Sub-Advisory Agreement with respect to the Small Cap Value Fund (Todd).
        (7)

(d)(11) Sub-Advisory Agreement with respect to the Enhanced 30 Fund (Todd).(7)

(d)(12) Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.
        (7)

(d)(13) Amendment to the Amended and Restated Investment Advisory Agreement adding the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund to be filed by subsequent Amendment.

(d)(14) Sub-Advisory Agreement with respect to Balanced Fund (OpCaP).(9)

(d)(15) Sub-Advisory Agreement with respect to Emerging Growth Fund (Trust Company of the West). (10)

(d)(16) Sub-Advisory Agreement with respect to Equity Fund (Ft. Washington).(10)

(d)(17) Sub-Advisory Agreement with respect to Growth/Value Fund (Mastrapasqua).
        (10)

(d)(18) Sub-Advisory Agreement with respect to Money Market Fund (Ft. Washington).(10)

(e)     Inapplicable.

(f)(1)  Trustee Deferred Compensation Plan.(10)

(g)(1)  Custodian Agreement.(4)

(g)(2) Amendment to Custodian Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund And Investors Bank, to be filed by subsequent Amendment.

(h)(1)  Administration Agreement.(2)

(h)(2) Amendment to Administration Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund And Investors Bank, to be filed by subsequent Amendment.

(h)(3)  Sponsor Agreement.(4)

(h)(4)  Amendment to the Sponsor Agreement.(7)

(h)(5)  Amendment to the Sponsor Agreement.(7)

(h)(6) Amendment to Sponsor Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund And Investors Bank, to be filed by subsequent Amendment.

(h)(7)  Transfer Agency Agreement.(2)

(h)(8) Amendment to Transfer Agency Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund And Investors Bank, to be filed by subsequent Amendment.

(h)(9)  Fund Accounting Agreement.(2)

(h)(10) Amendment to Fund Accounting Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, the Touchstone Equity Fund and the Touchstone Money Market Fund And Investors Bank, to be filed by subsequent Amendment.

(h)(11) Amended Delegation Agreement.(10)

(i)(1)  Opinion of counsel.(4)

(i)(2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(5)

(i)(3)  Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(5)

(i)(4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(7)

(j)(1)  Consent of PriceWaterhouseCoopers LLP, independent accountants.(8)

(j)(2)  Consent of Ernst & Young LLP, independent accountants.(8)

(j)(3)  Consent of Ernst & Young LLP, independent accountants.(10)

(k)     Inapplicable.

(l)     Investment letter of initial shareholders.(4)

(m)     Inapplicable.

(n)     Financial Data Schedules.(8)

(o)     Inapplicable.

(p)(1)  Code of Ethics of Touchstone Variable Series Trust.(8)

(p)(2)  Code of Ethics of Touchstone Securities, Inc.(8)

(p)(3)  Code of Ethics of Touchstone Advisors, Inc.(8)

(p)(4)  Code of Ethics of Todd Investment Advisors, Inc.(8)

(p)(5)  Code of Ethics of Westfield Capital Management Company, Inc.(8)

(p)(6)  Code of Ethics of Credit Suisse Asset Management, LLC.(8)

(p)(7)  Code of Ethics of Fort Washington Investment Advisors, Inc.(8)

(p)(8)  Code of Ethics of Scudder Kemper Investments, Inc.(8)

(p)(9)  Code of Ethics of OpCap Advisors.(8)

(p)(10) Code of Ethics of Alliance Capital Management L.P.(8)

(p)(11) Code of Ethics of Trust Company of the West Group, Inc.(9)

(p)(12) Code of Ethics of Mastrapasqua & Associates, Inc.(9)

(q)(1)  Power of Attorney for John F. Barrett.(9)

 (q)(2) Power of Attorney for William O. Coleman.(9)

(q)(3)  Power of Attorney for Oscar P. Robertson.(9)

(q)(4)  Power of Attorney for Nelson Schwab, Jr.(9)

 (q)(5) Power of Attorney for Robert E. Stautberg.(9)

(q)(6)  Power of Attorney for Robert H. Leshner.(9)

(q)(7)  Power of Attorney for H. Jerome Lerner.(9)

(q)(8)  Power of Attorney for Phillip R. Cox.(9)



(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997.

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via Edgar on July 30, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999.

(7) Incorporated by reference from Post-Effective Amendment No. 11 as filed with the SEC via Edgar on April 29, 1999.

(8) Incorporated by reference from Post-Effective Amendment No. 12 as filed with the SEC via Edgar on April 28, 2000.

(9) Incorporated by reference from Post-Effective Amendment No. 13 as filed with the SEC via Edgar on February 15, 2001.

(10) Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25.  INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the

Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this
Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND SUB-ADVISOR.

A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser which provides investment advisory services to each series of the Trust. The Advisor also serves as the investment adviser to Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust, registered investment companies. The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.

(1) Jill T. McGruder, President and a Director of Touchstone.

         (a) A Director of Ft. Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer.

         (b) President, Chief Executive Officer and a Director of IFS Financial Services, Inc.*, a holding company, Touchstone Advisors, Inc.*, an investment adviser and Touchstone Securities, Inc.*, a broker-dealer.

         (c) President and a Director of IFS Agency Services, Inc.*, an insurance agency, IFS Insurance Agency, Inc.*, an insurance agency and IFS Systems, Inc.*, an information systems provider.

         (d) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

         (e) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

(2) Teresa A. Siegel, Vice President and Chief Financial Officer of Touchstone.

         (a) Chief Financial Officer of IFS Financial Services, Inc.

(3) Patricia J. Wilson, Chief Compliance Officer of Touchstone

         (a) Chief Compliance Officer of Touchstone Securities, Inc.

         (b) Director of Compliance of IFS Financial Services, Inc.

(4) Donald J. Wuebbling, a Director of Touchstone

         (a) Director of Touchstone Securities, Inc.

         (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

(5) James N. Clark, a Director of Touchstone

         (a)  Director of Touchstone Securities, Inc.

         (b) Executive Vice President and Director of The Western and Southern Life Insurance Company

(6) William F. Ledwin, a Director of Touchstone

         (a) A Director of Ft. Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc.*, IFS Agency Services, Inc.*, Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA., IFS Insurance Agency, Inc.*, Touchstone Securities, Inc.*, IFS Financial Services, Inc.*, IFS Systems, Inc.* and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

         (b) President and a Director of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH., an investment adviser.

         (c) Vice President and Chief Investment Officer of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, OH., a life insurance company.

         (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

B. Fort Washington Investment Advisors, Inc. ("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the High Yield Fund, the Value Plus Fund, the Bond Fund, the Standby Income Fund, the Equity Fund and the Money Market Fund. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust, Touchstone Investment Trust and certain series of Touchstone Strategic Trust. The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

(1) William J. Williams, Chairman and a director of Ft. Washington

         (a) Chairman of the Board of The Western and Southern Life Insurance Company

(2) William F. Ledwin, President and a director of Ft. Washington

         See biography above

(3) James J. Vance, Vice President and Treasurer of Ft. Washington

         (a) Vice President and Treasurer of The Western and Southern Life Insurance Company

(4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft.
     Washington

         (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

(5) John C. Holden, Vice President and Senior Portfolio Manager of Ft.
     Washington

(6) Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager of Ft. Washington

(7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

C. Mastrapasqua & Associates, Inc. ("Mastrapasqua") is a registered investment adviser providing investment advisory services to institutions and individuals as well as the Growth/Value Fund. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers and directors of Mastrapasqua:

(1) Frank Mastrapasqua - Chairman and Chief Executive Officer

         (a) Chairman of Management Plus Associates, Inc., a sports agency.

(2) Thomas A. Trantum - President

D. Zurich Scudder Investments, Inc. ("Zurich Scudder") is a registered investment adviser providing sub-advisory services to the Growth & Income Fund. The address of Zurich Scudder is 345 Park Avenue, New York, Ny 10154.

E. OpCap Advisors, Inc. ("OpCap") is a registered investment adviser providing sub-advisory services to the Balanced Fund. The address of OpCap is Oppenheimer Tower, One World Financial Center, New York, NY 10281.

F. TCW Investment Management Company ("TIMCO") is a registered investment adviser providing sub-advisory services to the Emerging Growth Fund. The address of TIMCO is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

G. Westfield Capital Management Company, Inc. ("Westfield") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111.

H. Credit Suisse Asset Management ("Credit Suisse") is a registered adviser providing sub-advisory services to the International Equity Fund. The address of Credit Suisse is One Citicorp Center, 153 East 53rd Street, New York, NY 10022.

I. Todd Investment Advisors, Inc. ("Todd") is a registered adviser providing sub-advisory services to the Small Cap Value Fund and the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202.

J. Alliance Capital Management L.P. ("Alliance") is a registered adviser providing sub-advisory services to the Income Opportunity Fund. The address of Alliance is 1345 Avenue of the Americas, NewYork, NY 10105.
 .

ITEM 27. PRINCIPAL UNDERWRITERS.

Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Touchstone Variable Series Trust
221 East Fourth Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, OH 45202
(investment advisor)

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(administrator, custodian, fund accounting agent and transfer agent)

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, Ohio on April 27, 2001.


                                     TOUCHSTONE VARIABLE SERIES TRUST


                                     By: /s/ Jill McGruder
                                     --------------------------------
                           President and Principal Executive Officer


 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2001.


SIGNATURE                                    TITLE

/s/ John F. Barrett                         Trustee
- -------------------------------
*John F. Barrett

/s/ William O. Coleman                      Trustee
- -------------------------------
*William O. Coleman

/s/ Phillip R. Cox                          Trustee
- -------------------------------
*Phillip R. Cox

/s/ H. Jerome Lerner                        Trustee
- -------------------------------
*H. Jerome Lerner

/s/ Robert H. Leshner                       Trustee
- -------------------------------
*Robert H. Leshner

/s/ Oscar P. Robertson                      Trustee
- -------------------------------
*Oscar P. Robertson

/s/ Nelson Schwab, Jr.                      Trustee
- -------------------------------
*Nelson Schwab, Jr.

/s/ Robert E. Stautberg                     Trustee
- -------------------------------
*Robert E. Stautberg

/s/ Jill McGruder                           Trustee
- -------------------------------
Jill McGruder

/s/ James J. Vance                          Treasurer (Principal Financial
- -------------------------------           Officer and Principal Accounting
James J. Vance                              Officer)

/s/ Jill McGruder                           *Attorney-in-fact
- -------------------------------
Jill McGruder

                        TOUCHSTONE VARIABLE SERIES TRUST
                                   EXHIBITS TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A


                                  EXHIBIT INDEX



EXHIBIT NO.            DESCRIPTION

(a)(5)                 Amendment to Amended Declaration of Trust

(a)(6)                 Amendment to Amended Declaration of Trust

(d)(15)                Sub-Advisory Agreement with respect to Emerging
                       Growth Fund

(d)(16)                Sub-Advisory Agreement with respect to Equity Fund

(d)(17)                Sub-Advisory Agreement with respect to Growth/Value
                       Fund

(d)(18)                Sub-Advisory Agreement with respect to Money Market
                       Fund

(f)(1)                 Trustee Deferred Compensation Plan

(h)(7)                 Amended Delegation Agreement

(j)(3)                 Consent of Ernst & Young LLP, independent accountants